As filed with the Securities and Exchange Commission on October 16, 2007

Securities Act File No. 033-23512

Investment Company Act File No. 811-05629

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 83	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 83 (Check appropriate box or boxes)	☒

ING INVESTORS TRUST

(Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING U.S Legal Services 7337 East Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on October 17, 2007 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING INVESTORS TRUST

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*                 Cover Sheet

*                 Contents of Registration Statement

*                 Explanatory Note

*                 Supplement dated October 17, 2007 regarding the Registrant and ING Investments, LLC

*                 ING LifeStyle Conservative Portfolio’s Adviser Class Prospectus dated October 17, 2007

*                 ING LifeStyle Conservative Portfolio’s Institutional Class Prospectus dated October 17, 2007

*                 ING LifeStyle Conservative Portfolio’s Service Class Prospectus dated October 17, 2007

*                 ING LifeStyle Conservative Portfolio’s Service 2 Class Prospectus dated October 17, 2007

*                 ING LifeStyle Conservative Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information dated October 17, 2007

*                 Part C

*                 Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A for ING Investors Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the Adviser Class, Institutional Class, Service Class and Service Class 2 Prospectuses and the applicable Statement of Additional Information regarding the Registrant’s new series – ING LifeStyle Conservative Portfolio.

ING Investors Trust (“Registrant”)

Supplement dated October 17, 2007

The Prospectuses for the Registrant is hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING

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continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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ING INVESTORS TRUST

Prospectus

October 17, 2007

Adviser Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolio listed below ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Adviser Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio and be aware that any time you invest, there is a risk of loss of money.

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Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds.

The Portfolio invests primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 10 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The Portfolio invests in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect, wholly-owned subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine the Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the Portfolio is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For the Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental

2

Introduction (continued)

return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in the Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combination of Underlying Funds arrived at for the Portfolio is called the target allocations.

The Portfolio will invest new assets and reinvest dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and the Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, the Portfolio's target allocation strategy will be re-evaluated, and the Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The Portfolio also has consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for the Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. ING IM is an indirect, wholly-owned subsidiary of ING Groep. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for the Portfolio.

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Description of the Portfolio

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	10.5%
U.S. Mid-Capitalization Stocks	4%
U.S. Small-Capitalization Stocks	0%
Non-U.S./International Stocks	8%
Emerging Markets Stocks	0%
Real Estate Stocks ("REITs")	0%
High-Yield Bonds	4%
Bonds	38%
Cash	4%
TIPS	7%
Emerging Market Bonds	6%
International Small-Cap	0%
International Real Estate	0%
Short-term Bonds	11%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds

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Description of the Portfolio (continued)

representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 10, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 11 and "More Information on Risks" beginning on page 38 in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

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Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

ADV Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	0.50%	0.25%	0.02%	0.59%	1.50%	(0.17)%	1.33%

(1)  This table shows the estimated operating expenses for ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution (12b-1) fee for ADV Class shares of the Portfolio, so that the actual distribution fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading "Waivers and Reimbursements." This amount also includes the 0.15% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

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Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING BlackRock Inflation Protected Bond Portfolio(2)	0.63%
ING BlackRock Large Cap Growth Portfolio(1)	0.66%
ING BlackRock Large Cap Value Portfolio	0.75%
ING Capital Guardian U.S. Equities Portfolio	0.75%
ING Columbia Small Cap Value II Portfolio(1)	0.96%
ING Davis Venture Value Portfolio	0.90%
ING Disciplined International SmallCap Fund(1)	0.95%
ING Disciplined Small Cap Value Portfolio(1)	0.72%
ING Emerging Markets Fixed Income Fund(1)	1.00%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.65%
ING FMRSM Large Cap Growth Portfolio	0.68%
ING FMRSM Mid Cap Growth Portfolio	0.63%
ING Franklin Income Portfolio(1)	0.74%
ING Franklin Mutual Shares Portfolio(2)	0.78%
ING Fundamental Research Portfolio	0.75%
ING Global Real Estate Portfolio(1)	0.90%
ING Global Resources Portfolio	0.65%
ING International Growth Opportunities Portfolio	1.02%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.26%
ING JPMorgan International Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.86%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.89%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.78%
ING Limited Maturity Bond Portfolio	0.28%
ING Liquid Assets Portfolio	0.29%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)	0.68%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING Neuberger Berman Partners Portfolio(1)	0.67%
ING Neuberger Berman Regency Portfolio(1)	0.88%
ING Oppenheimer Global Portfolio	0.66%
ING Oppenheimer Main Street Portfolio®	0.64%

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Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING PIMCO Core Bond Portfolio(1)	0.60%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Fund Portfolio	0.71%
ING Pioneer High Yield Portfolio	0.73%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Templeton Foreign Equity Portfolio(1)	0.98%
ING Templeton Global Growth Portfolio(1)	0.93%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Allocation Portfolio(1)	0.71%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.00%
ING Van Kampen Capital Growth Portfolio	0.63%
ING Van Kampen Comstock Portfolio	0.83%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio(1)	0.98%
ING Van Kampen Growth and Income Portfolio	0.65%
ING Van Kampen Real Estate Portfolio	0.65%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Growth Portfolio	0.69%
ING VP High Yield Bond Portfolio	0.73%
ING VP Index Plus International Equity Portfolio	0.56%
ING VP Index Plus LargeCap Portfolio	0.43%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Equity Portfolio	0.99%
ING VP International Value Portfolio	1.01%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Real Estate Portfolio	0.93%
ING VP Small Company Portfolio	0.85%
ING VP SmallCap Opportunities Portfolio	0.91%
ING VP Value Opportunity Portfolio	0.69%
ING Wells Fargo Disciplined Value Portfolio(1)	0.65%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of December 31, 2006, the expense ratios are estimated for the current fiscal year.

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Portfolio Fees and Expenses (continued)

Example

The Example below is intended to help you compare the cost of investing in ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$135	$457

(1)  The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

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More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, the Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for the Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of the Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments intends to rebalance the Portfolio on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When the Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 38 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Alliance Bernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of net assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options (up to 25%), make secured loans on portfolio securities (up to 25%), enter into repurchase agreements (up to 10%) and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those companies with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.	May invest at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, manager risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies (defined as those) included in the Russell 1000® Growth Index. May invest up to 10% in foreign companies including American Depositary Receipts. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity and derivatives for hedging purposes. May purchase or sell securities on a when issued basis.	Borrowing risk, call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. Under normal conditions, the Portfolio will invest in companies with market capitalizations of greater than $1 billion. May invest in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipt risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investment trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds.	Depositary receipt risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International Small Cap Fund	Long-term capital appreciation.	Invests at least 80% of its assets in securities of small-capitalization companies (those that have a market capitalization that falls within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). May normally invest at least 65% of its assets in companies located in a number of different countries, other than the U.S., and up to 35% of its total assets in U.S. issuers. May also invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including, but not limited to, futures, options, foreign currency contracts and futures contracts. May also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investing risk, inability to sell securities risk, manager risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, manager risk, other investment companies risk, investment models risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its assets in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the Fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union euro), JPY (Japanese yen), CHF (Swiss franc) or GBP (British pound) and up to 30% of the Fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, debt securities risk, derivative risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, price volatility risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index). May invest up to 25% of its assets in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest up to 25% of its assets, in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The Portfolio invests predominantly (up to 100%) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Maximize total return through investments in a diversified portfolio of common stocks.	Invest at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in, initial public offerings ("IPOs") and derivatives. May invest in other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, including the United States (a company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets). May invest up to a maximum of 50% of its assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stock, partnership (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies and structured notes. The Portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, natural resources risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U. S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and sovereign debt risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, restricted and illiquid securities risk, sector risk, small-capitalization company risk, special situations risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest include common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (U.K.) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities. The Portfolio, during periods of unusual cash flows, may invest more than 5% of its assets in index options, futures and ETFs.	Credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk, market and company risk and other investment companies risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. May invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives (including futures contracts options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global Depositary Receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the U.S. May use futures, swaps and warrants.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Invests in securities of large well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipt risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities, that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities ("junk bonds"). The Portfolio is non-diversified, and may invest a greater portion of its assets in a particular issuer.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its assets in bonds that are primarily limited maturity debt securities. Under normal market conditions, the Portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated determined that they are of comparable quality. May also invest in: preferred stock; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Borrowing risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment company risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett Afiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index) including, common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, market trends risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities, including obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including American Depositary Receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities including up to 5% in high-yield bonds or mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, over-the-counter ("OTC") investment risk, price volatility risk, restricted or illiquid securities risk, sector risk and small-capitalization company risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). From time to time the sub-adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sector risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three-to six-year time frame. Fixed-income securities in which the portfolio invest include: U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euros;" mortgage-backed and other asset-backed securities issuers, inflation-indexed bonds; structured notes; event linked bonds and loan participations, delalyed funding loans based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P. May invest up to 30% in U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivative transactions.	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls").	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stock. May invest up to 20% of its assets in real estate investment trusts. May also invest up to 20% of its assets in foreign issuers.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds and real estate investment trusts. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities and real estate investment trusts ("REITs"). May invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars.	Convertible securities risk, currency risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Portfolio Manager: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risks, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities, of common stocks, but may also include convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets.	Convertible securities risk, debt securities risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio's assets, debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk and mid-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and the T. Rowe Price Government Reserve Investment Funds, Inc.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investments may include foreign securities, hybrids, futures, options, and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, the Portfolio may purchase small-, medium- or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Asset allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, and futures, and other derivatives, and exchange-traded funds ("ETFs") and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures. May invest in exchange-traded funds and other derivatives. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented companies. May invest up to 25% in foreign companies including emerging markets that are listed on U.S. exchanges or traded in U.S. markets. May invest up to 10% of its assets in real estate investment trusts ("REITs").	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, real estate investment trusts risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities. May also invest, without limitation, in American Depositary Receipts ("ADRs"). May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest up to 25% in a single issuer. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P's or by Moody's. Although the Portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indices.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sector risk and securities lending risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Asset allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in equity securities of large U.S. companies believed to have significant potential for capital appreciation or income growth or both. Emphasizes stock of larger companies. May invest up to 25% in foreign issuers. May invest in derivatives, including but not limited to put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $3 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, commonly referred to as "junk bonds". May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, money market instruments and debt securities of foreign issuers including emerging market securities. May purchase structured debt obligations and engage in dollar roll transactions and swap agreements, including credit default swaps. May invest in derivatives and companies of any size. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit derivatives risk, credit risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk, restricted and illiquid securities risk and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), while maintaining a market level of risk.	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in bonds including, but not limited to, government, corporate, and mortgage bonds which are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size, principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments, including futures. May invest in other investment companies including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings. The Portfolio is non-diversified.	Diversification risk, inability to sell securities risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk and securities lending risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index). The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Invests in companies that present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the sub-adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities.	Equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, ING Investments' allocation of the Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and either it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a sub-adviser. An

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More Information on Risks (continued)

Underlying Fund that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

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More Information on Risks (continued)

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and

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rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

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High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund

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accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk.  Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

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Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk.  Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the

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investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap

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relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government

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securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio's assets and the purchase and sale of portfolio securities for the Portfolio. For its investment management services provided to the Portfolio, ING Investments will receive a management fee equal to 0.14% of the Portfolio's average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report to be dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

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The members of the Asset Allocation Committee are: William A. Evans and Michael J. Roland.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $68.05 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from FINRA.

Shareholder Service and Distribution Plan

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators. The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). ING Funds Distributor has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

48

Management and Other Service Providers (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, since the Portfolio is not sub-advised, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

49

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

50

Information for Investors (continued)

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio's policy. With trading information received as a result of these agreements, the Portfolio may make

51

Information for Investors (continued)

a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

52

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

53

Financial Highlights

Financial highlights are not available because the Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

54

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated October 17, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

10/17/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

October 17, 2007

Institutional Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolio listed below ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Institutional Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds.

The Portfolio invests primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 10 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The Portfolio invests in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect, wholly-owned subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine the Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the Portfolio is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For the Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental

2

Introduction (continued)

return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in the Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combination of Underlying Funds arrived at for the Portfolio is called the target allocations.

The Portfolio will invest new assets and reinvest dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and the Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, the Portfolio's target allocation strategy will be re-evaluated, and the Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The Portfolio also has consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for the Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. ING IM is an indirect, wholly-owned subsidiary of ING Groep. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for the Portfolio.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	10.5%
U.S. Mid-Capitalization Stocks	4%
U.S. Small-Capitalization Stocks	0%
Non-U.S./International Stocks	8%
Emerging Markets Stocks	0%
Real Estate Stocks ("REITs")	0%
High-Yield Bonds	4%
Bonds	38%
Cash	4%
TIPS	7%
Emerging Market Bonds	6%
International Small-Cap	0%
International Real Estate	0%
Short-term Bonds	11%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds

4

Description of the Portfolio (continued)

representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 10, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 11 and "More Information on Risks" beginning on page 38 in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

5

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class I Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	—	0.02%	0.59%	0.75%	(0.02)%	0.73%

(1)  This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

6

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING BlackRock Inflation Protected Bond Portfolio(2)	0.63%
ING BlackRock Large Cap Growth Portfolio(1)	0.66%
ING BlackRock Large Cap Value Portfolio	0.75%
ING Capital Guardian U.S. Equities Portfolio	0.75%
ING Columbia Small Cap Value II Portfolio(1)	0.96%
ING Davis Venture Value Portfolio	0.90%
ING Disciplined International SmallCap Fund(1)	0.95%
ING Disciplined Small Cap Value Portfolio(1)	0.72%
ING Emerging Markets Fixed Income Fund(1)	1.00%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.65%
ING FMRSM Large Cap Growth Portfolio	0.68%
ING FMRSM Mid Cap Growth Portfolio	0.63%
ING Franklin Income Portfolio(1)	0.74%
ING Franklin Mutual Shares Portfolio(2)	0.78%
ING Fundamental Research Portfolio	0.75%
ING Global Real Estate Portfolio(1)	0.90%
ING Global Resources Portfolio	0.65%
ING International Growth Opportunities Portfolio	1.02%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.26%
ING JPMorgan International Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.86%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.89%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.78%
ING Limited Maturity Bond Portfolio	0.28%
ING Liquid Assets Portfolio	0.29%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)	0.68%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING Neuberger Berman Partners Portfolio(1)	0.67%
ING Neuberger Berman Regency Portfolio(1)	0.88%
ING Oppenheimer Global Portfolio	0.66%
ING Oppenheimer Main Street Portfolio®	0.64%

7

Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING PIMCO Core Bond Portfolio(1)	0.60%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Fund Portfolio	0.71%
ING Pioneer High Yield Portfolio	0.73%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Templeton Foreign Equity Portfolio(1)	0.98%
ING Templeton Global Growth Portfolio(1)	0.93%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Allocation Portfolio(1)	0.71%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.00%
ING Van Kampen Capital Growth Portfolio	0.63%
ING Van Kampen Comstock Portfolio	0.83%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio(1)	0.98%
ING Van Kampen Growth and Income Portfolio	0.65%
ING Van Kampen Real Estate Portfolio	0.65%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Growth Portfolio	0.69%
ING VP High Yield Bond Portfolio	0.73%
ING VP Index Plus International Equity Portfolio	0.56%
ING VP Index Plus LargeCap Portfolio	0.43%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Equity Portfolio	0.99%
ING VP International Value Portfolio	1.01%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Real Estate Portfolio	0.93%
ING VP Small Company Portfolio	0.85%
ING VP SmallCap Opportunities Portfolio	0.91%
ING VP Value Opportunity Portfolio	0.69%
ING Wells Fargo Disciplined Value Portfolio(1)	0.65%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of December 31, 2006, the expense ratios are estimated for the current fiscal year.

8

Portfolio Fees and Expenses (continued)

Example

The Example below is intended to help you compare the cost of investing in Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class I shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$75	$238

(1)  The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

9

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, the Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for the Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of the Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments intends to rebalance the Portfolio on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When the Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 38 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Alliance Bernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of net assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options (up to 25%), make secured loans on portfolio securities (up to 25%), enter into repurchase agreements (up to 10%) and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those companies with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.	May invest at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, manager risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies (defined as those) included in the Russell 1000® Growth Index. May invest up to 10% in foreign companies including American Depositary Receipts. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity and derivatives for hedging purposes. May purchase or sell securities on a when issued basis.	Borrowing risk, call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. Under normal conditions, the Portfolio will invest in companies with market capitalizations of greater than $1 billion. May invest in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipt risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investment trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds.	Depositary receipt risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

12

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International Small Cap Fund	Long-term capital appreciation.	Invests at least 80% of its assets in securities of small-capitalization companies (those that have a market capitalization that falls within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). May normally invest at least 65% of its assets in companies located in a number of different countries, other than the U.S., and up to 35% of its total assets in U.S. issuers. May also invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including, but not limited to, futures, options, foreign currency contracts and futures contracts. May also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investing risk, inability to sell securities risk, manager risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, manager risk, other investment companies risk, investment models risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

13

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its assets in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the Fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union euro), JPY (Japanese yen), CHF (Swiss franc) or GBP (British pound) and up to 30% of the Fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, debt securities risk, derivative risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, price volatility risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

14

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index). May invest up to 25% of its assets in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest up to 25% of its assets, in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

15

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The Portfolio invests predominantly (up to 100%) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Maximize total return through investments in a diversified portfolio of common stocks.	Invest at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in, initial public offerings ("IPOs") and derivatives. May invest in other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

16

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, including the United States (a company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets). May invest up to a maximum of 50% of its assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stock, partnership (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies and structured notes. The Portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, natural resources risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk and securities lending risk.

17

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U. S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and sovereign debt risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, restricted and illiquid securities risk, sector risk, small-capitalization company risk, special situations risk and value investing risk.

18

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest include common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (U.K.) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities. The Portfolio, during periods of unusual cash flows, may invest more than 5% of its assets in index options, futures and ETFs.	Credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk, market and company risk and other investment companies risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. May invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

19

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives (including futures contracts options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global Depositary Receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the U.S. May use futures, swaps and warrants.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Invests in securities of large well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipt risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

20

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities, that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities ("junk bonds"). The Portfolio is non-diversified, and may invest a greater portion of its assets in a particular issuer.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its assets in bonds that are primarily limited maturity debt securities. Under normal market conditions, the Portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated determined that they are of comparable quality. May also invest in: preferred stock; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Borrowing risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment company risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett Afiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index) including, common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, market trends risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities, including obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including American Depositary Receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities including up to 5% in high-yield bonds or mortgage- and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, over-the-counter ("OTC") investment risk, price volatility risk, restricted or illiquid securities risk, sector risk and small-capitalization company risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). From time to time the sub-adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sector risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three-to six-year time frame. Fixed-income securities in which the portfolio invest include: U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euros;" mortgage-backed and other asset-backed securities issuers, inflation-indexed bonds; structured notes; event linked bonds and loan participations, delalyed funding loans based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P. May invest up to 30% in U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivative transactions.	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls").	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stock. May invest up to 20% of its assets in real estate investment trusts. May also invest up to 20% of its assets in foreign issuers.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds and real estate investment trusts. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities and real estate investment trusts ("REITs"). May invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars.	Convertible securities risk, currency risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Portfolio Manager: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risks, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities, of common stocks, but may also include convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets.	Convertible securities risk, debt securities risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio's assets, debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk and mid-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and the T. Rowe Price Government Reserve Investment Funds, Inc.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investments may include foreign securities, hybrids, futures, options, and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, the Portfolio may purchase small-, medium- or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Asset allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, and futures, and other derivatives, and exchange-traded funds ("ETFs") and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures. May invest in exchange-traded funds and other derivatives. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented companies. May invest up to 25% in foreign companies including emerging markets that are listed on U.S. exchanges or traded in U.S. markets. May invest up to 10% of its assets in real estate investment trusts ("REITs").	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, real estate investment trusts risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities. May also invest, without limitation, in American Depositary Receipts ("ADRs"). May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest up to 25% in a single issuer. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P's or by Moody's. Although the Portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indices.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sector risk and securities lending risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Asset allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in equity securities of large U.S. companies believed to have significant potential for capital appreciation or income growth or both. Emphasizes stock of larger companies. May invest up to 25% in foreign issuers. May invest in derivatives, including but not limited to put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $3 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, commonly referred to as "junk bonds". May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, money market instruments and debt securities of foreign issuers including emerging market securities. May purchase structured debt obligations and engage in dollar roll transactions and swap agreements, including credit default swaps. May invest in derivatives and companies of any size. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit derivatives risk, credit risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk, restricted and illiquid securities risk and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), while maintaining a market level of risk.	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in bonds including, but not limited to, government, corporate, and mortgage bonds which are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size, principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments, including futures. May invest in other investment companies including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings. The Portfolio is non-diversified.	Diversification risk, inability to sell securities risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk and securities lending risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index). The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Invests in companies that present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the sub-adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities.	Equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, ING Investments' allocation of the Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and either it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a sub-adviser. An

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Underlying Fund that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

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Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and

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rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

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High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund

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accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk.  Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

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Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk.  Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the

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investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap

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relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government

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securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio's assets and the purchase and sale of portfolio securities for the Portfolio. For its investment management services provided to the Portfolio, ING Investments will receive a management fee equal to 0.14% of the Portfolio's average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report to be dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

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Management and Other Service Providers (continued)

The members of the Asset Allocation Committee are: William A. Evans and Michael J. Roland.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $68.05 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from FINRA.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

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Management and Other Service Providers (continued)

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, since the Portfolio is not sub-advised, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

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Information for Investors (continued)

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio's policy. With trading information received as a result of these agreements, the Portfolio may make

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Information for Investors (continued)

a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

52

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

53

Financial Highlights

Financial highlights are not available because the Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

54

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated October 17, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

10/17/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

October 17, 2007

Service Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolio listed below ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds.

The Portfolio invests primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 10 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only Class S shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The Portfolio invests in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect, wholly-owned subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine the Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the Portfolio is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For the Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental

2

Introduction (continued)

return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in the Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combination of Underlying Funds arrived at for the Portfolio is called the target allocations.

The Portfolio will invest new assets and reinvest dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and the Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, the Portfolio's target allocation strategy will be re-evaluated, and the Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The Portfolio also has consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for the Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. ING IM is an indirect, wholly-owned subsidiary of ING Groep. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for the Portfolio.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	10.5%
U.S. Mid-Capitalization Stocks	4%
U.S. Small-Capitalization Stocks	0%
Non-U.S./International Stocks	8%
Emerging Markets Stocks	0%
Real Estate Stocks ("REITs")	0%
High-Yield Bonds	4%
Bonds	38%
Cash	4%
TIPS	7%
Emerging Market Bonds	6%
International Small-Cap	0%
International Real Estate	0%
Short-term Bonds	11%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds

4

Description of the Portfolio (continued)

representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 10, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 11 and "More Information on Risks" beginning on page 38 in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

5

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Class S Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(3)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	—	0.25%	0.02%	0.59%	1.00%	(0.02)%	0.98%

(1)  This table shows the estimated operating expenses for ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(3)  ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

6

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING BlackRock Inflation Protected Bond Portfolio(2)	0.63%
ING BlackRock Large Cap Growth Portfolio(1)	0.66%
ING BlackRock Large Cap Value Portfolio	0.75%
ING Capital Guardian U.S. Equities Portfolio	0.75%
ING Columbia Small Cap Value II Portfolio(1)	0.96%
ING Davis Venture Value Portfolio	0.90%
ING Disciplined International SmallCap Fund(1)	0.95%
ING Disciplined Small Cap Value Portfolio(1)	0.72%
ING Emerging Markets Fixed Income Fund(1)	1.00%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.65%
ING FMRSM Large Cap Growth Portfolio	0.68%
ING FMRSM Mid Cap Growth Portfolio	0.63%
ING Franklin Income Portfolio(1)	0.74%
ING Franklin Mutual Shares Portfolio(2)	0.78%
ING Fundamental Research Portfolio	0.75%
ING Global Real Estate Portfolio(1)	0.90%
ING Global Resources Portfolio	0.65%
ING International Growth Opportunities Portfolio	1.02%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.26%
ING JPMorgan International Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.86%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.89%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.78%
ING Limited Maturity Bond Portfolio	0.28%
ING Liquid Assets Portfolio	0.29%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)	0.68%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING Neuberger Berman Partners Portfolio(1)	0.67%
ING Neuberger Berman Regency Portfolio(1)	0.88%
ING Oppenheimer Global Portfolio	0.66%
ING Oppenheimer Main Street Portfolio®	0.64%

7

Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING PIMCO Core Bond Portfolio(1)	0.60%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Fund Portfolio	0.71%
ING Pioneer High Yield Portfolio	0.73%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Templeton Foreign Equity Portfolio(1)	0.98%
ING Templeton Global Growth Portfolio(1)	0.93%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Allocation Portfolio(1)	0.71%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.00%
ING Van Kampen Capital Growth Portfolio	0.63%
ING Van Kampen Comstock Portfolio	0.83%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio(1)	0.98%
ING Van Kampen Growth and Income Portfolio	0.65%
ING Van Kampen Real Estate Portfolio	0.65%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Growth Portfolio	0.69%
ING VP High Yield Bond Portfolio	0.73%
ING VP Index Plus International Equity Portfolio	0.56%
ING VP Index Plus LargeCap Portfolio	0.43%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Equity Portfolio	0.99%
ING VP International Value Portfolio	1.01%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Real Estate Portfolio	0.93%
ING VP Small Company Portfolio	0.85%
ING VP SmallCap Opportunities Portfolio	0.91%
ING VP Value Opportunity Portfolio	0.69%
ING Wells Fargo Disciplined Value Portfolio(1)	0.65%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of December 31, 2006, the expense ratios are estimated for the current fiscal year.

8

Portfolio Fees and Expenses (continued)

Example

The Example below is intended to help you compare the cost of investing in Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Class S shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$100	$316

(1)  The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

9

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, the Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for the Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of the Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments intends to rebalance the Portfolio on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When the Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 38 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Alliance Bernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of net assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options (up to 25%), make secured loans on portfolio securities (up to 25%), enter into repurchase agreements (up to 10%) and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those companies with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.	May invest at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, manager risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies (defined as those) included in the Russell 1000® Growth Index. May invest up to 10% in foreign companies including American Depositary Receipts. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity and derivatives for hedging purposes. May purchase or sell securities on a when issued basis.	Borrowing risk, call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. Under normal conditions, the Portfolio will invest in companies with market capitalizations of greater than $1 billion. May invest in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipt risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, small-capitalization company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investment trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds.	Depositary receipt risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

12

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International Small Cap Fund	Long-term capital appreciation.	Invests at least 80% of its assets in securities of small-capitalization companies (those that have a market capitalization that falls within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). May normally invest at least 65% of its assets in companies located in a number of different countries, other than the U.S., and up to 35% of its total assets in U.S. issuers. May also invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including, but not limited to, futures, options, foreign currency contracts and futures contracts. May also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investing risk, inability to sell securities risk, manager risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, manager risk, other investment companies risk, investment models risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

13

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its assets in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the Fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union euro), JPY (Japanese yen), CHF (Swiss franc) or GBP (British pound) and up to 30% of the Fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, debt securities risk, derivative risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, price volatility risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

14

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index). May invest up to 25% of its assets in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest up to 25% of its assets, in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

15

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The Portfolio invests predominantly (up to 100%) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Maximize total return through investments in a diversified portfolio of common stocks.	Invest at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in, initial public offerings ("IPOs") and derivatives. May invest in other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

16

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, including the United States (a company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets). May invest up to a maximum of 50% of its assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stock, partnership (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies and structured notes. The Portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, natural resources risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk and securities lending risk.

17

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U. S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and sovereign debt risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, restricted and illiquid securities risk, sector risk, small-capitalization company risk, special situations risk and value investing risk.

18

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest include common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (U.K.) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities. The Portfolio, during periods of unusual cash flows, may invest more than 5% of its assets in index options, futures and ETFs.	Credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk, market and company risk and other investment companies risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. May invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

19

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives (including futures contracts options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global Depositary Receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the U.S. May use futures, swaps and warrants.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Invests in securities of large well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipt risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

20

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities, that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities ("junk bonds"). The Portfolio is non-diversified, and may invest a greater portion of its assets in a particular issuer.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its assets in bonds that are primarily limited maturity debt securities. Under normal market conditions, the Portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated determined that they are of comparable quality. May also invest in: preferred stock; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Borrowing risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment company risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett Afiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index) including, common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, market trends risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co. LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities, including obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including American Depositary Receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities including up to 5% in high-yield bonds or mortgage and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, over-the-counter ("OTC") investment risk, price volatility risk, restricted or illiquid securities risk, sector risk and small-capitalization company risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). From time to time the sub-adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sector risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three-to six-year time frame. Fixed-income securities in which the portfolio invest include: U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euros;" mortgage-backed and other asset-backed securities issuers, inflation-indexed bonds; structured notes; event linked bonds and loan participations, delalyed funding loans based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P. May invest up to 30% in U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivative transactions.	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls").	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stock. May invest up to 20% of its assets in real estate investment trusts. May also invest up to 20% of its assets in foreign issuers.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds and real estate investment trusts. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities and real estate investment trusts ("REITs"). May invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars.	Convertible securities risk, currency risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Portfolio Manager: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risks, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities, of common stocks, but may also include convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets.	Convertible securities risk, debt securities risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio's assets, debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk and mid-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and the T. Rowe Price Government Reserve Investment Funds, Inc.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investments may include foreign securities, hybrids, futures, options, and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, the Portfolio may purchase small-, medium- or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Asset allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, and futures, and other derivatives, and exchange-traded funds ("ETFs") and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures. May invest in exchange-traded funds and other derivatives. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented companies. May invest up to 25% in foreign companies including emerging markets that are listed on U.S. exchanges or traded in U.S. markets. May invest up to 10% of its assets in real estate investment trusts ("REITs").	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, real estate investment trusts risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities. May also invest, without limitation, in American Depositary Receipts ("ADRs"). May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest up to 25% in a single issuer. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P's or by Moody's. Although the Portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indices.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sector risk and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Asset allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in equity securities of large U.S. companies believed to have significant potential for capital appreciation or income growth or both. Emphasizes stock of larger companies. May invest up to 25% in foreign issuers. May invest in derivatives, including but not limited to put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $3 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, commonly referred to as "junk bonds". May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, money market instruments and debt securities of foreign issuers including emerging market securities. May purchase structured debt obligations and engage in dollar roll transactions and swap agreements, including credit default swaps. May invest in derivatives and companies of any size. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit derivatives risk, credit risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk, restricted and illiquid securities risk and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), while maintaining a market level of risk.	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in bonds including, but not limited to, government, corporate, and mortgage bonds which are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size, principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments, including futures. May invest in other investment companies including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings. The Portfolio is non-diversified.	Diversification risk, inability to sell securities risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk and securities lending risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index). The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

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Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Invests in companies that present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the sub-adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500(TM) Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities.	Equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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More Information on Risks

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, ING Investments' allocation of the Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and either it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a sub-adviser. An

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More Information on Risks (continued)

Underlying Fund that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

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More Information on Risks (continued)

Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and

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More Information on Risks (continued)

rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

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High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund

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accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk.  Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

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Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk.  Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the

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investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap

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relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government

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securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio's assets and the purchase and sale of portfolio securities for the Portfolio. For its investment management services provided to the Portfolio, ING Investments will receive a management fee equal to 0.14% of the Portfolio's average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report to be dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

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Management and Other Service Providers (continued)

The members of the Asset Allocation Committee are: William A. Evans and Michael J. Roland.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $68.05 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from FINRA.

Service Fees. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of the Portfolio. The Agreement allows ING Funds Distributor, the distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S Shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to ING Funds Distributor at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

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Management and Other Service Providers (continued)

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, since the Portfolio is not sub-advised, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

49

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

50

Information for Investors (continued)

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio's policy. With trading information received as a result of these agreements, the Portfolio may make

51

Information for Investors (continued)

a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

52

Information for Investors (continued)

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

53

Financial Highlights

Financial highlights are not available because the Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

54

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated October 17, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

10/17/07  SEC File No. 811-05629

ING INVESTORS TRUST

Prospectus

October 17, 2007

Service 2 Class

This Prospectus is designed to help you make informed decisions about investments in the ING LifeStyle Portfolio listed below ("Portfolio"). The Portfolio seeks to achieve its investment objective by investing in other ING mutual funds ("Underlying Funds") and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Consult with your investment professional to determine if the Portfolio may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

ING LifeStyle Conservative Portfolio

THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

This Prospectus contains important information about investing in the Service 2 Class shares of the Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit; is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

You should read this Prospectus in conjunction with the prospectus for the separate account before investing or sending any money. Both prospectuses should be read carefully and retained for future reference. You should read the complete description of the Portfolio and be aware that any time you invest, there is a risk of loss of money.

1

Introduction

ING Investors Trust

The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

An Introduction to the Portfolio

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds.

The Portfolio invests primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies – Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 10 of this Prospectus.

Shares of the Portfolio are offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contracts and to certain investment advisers and their affiliates in connection with the creation or management of a portfolio.

This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.

Classes of Shares

The Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S"), and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only Service 2 Class shares are offered by this Prospectus.

An Introduction to the Asset Allocation Process

ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is an indirect, wholly-owned subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The Portfolio invests in a combination of Underlying Funds managed by Directed Services, LLC and ING Investments, each of which is an indirect, wholly-owned subsidiary of ING Groep.

ING Investments uses an asset allocation process to determine the Portfolio's investment mix. This asset allocation process can be described in two stages:

1.   In the first stage, the mix of asset classes, i.e. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the Portfolio is called the Asset Allocation Model.

2.  In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For the Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental

2

Introduction (continued)

return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in the Portfolio does not seem inconsistent with the combination in any other Portfolio. The final combination of Underlying Funds arrived at for the Portfolio is called the target allocations.

The Portfolio will invest new assets and reinvest dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and the Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, the Portfolio's target allocation strategy will be re-evaluated, and the Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

Consultants

The Portfolio also has consultants, (each a "Consultant" and collectively the "Consultants") to assist in the asset allocation process.

Ibbotson Associates has been engaged to act as a consultant to ING Investments. Ibbotson Associates, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for the Portfolio.

ING Investment Management Co. ("ING IM") has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments. ING IM is an indirect, wholly-owned subsidiary of ING Groep. ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio will invest. The Asset Allocation Committee will review ING IM's analyses and determine the asset allocation for the Portfolio.

3

Description of the Portfolio

Adviser
ING Investments, LLC

ING LifeStyle Conservative Portfolio

Investment Objective

Growth of capital and current income. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 30% in equity securities and 70% in fixed-income securities and cash.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

U.S. Large-Capitalization Growth Stocks	7.5%
U.S. Large-Capitalization Value Stocks	10.5%
U.S. Mid-Capitalization Stocks	4%
U.S. Small-Capitalization Stocks	0%
Non-U.S./International Stocks	8%
Emerging Markets Stocks	0%
Real Estate Stocks ("REITs")	0%
High-Yield Bonds	4%
Bonds	38%
Cash	4%
TIPS	7%
Emerging Market Bonds	6%
International Small-Cap	0%
International Real Estate	0%
Short-term Bonds	11%

The Portfolio may also allocate in the future to the following asset classes: floating rate loans, absolute return strategies, international fixed-income and natural resources/equity-based commodities. There can be no assurance that these allocations will occur.

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

Principal Risks

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds

4

Description of the Portfolio (continued)

representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Credit Risk
Debt Securities Risk
Equity Securities Risk
Foreign Investment Risk
Growth Investing Risk
Inflation-Index Bonds Risk
Interest Rate Risk
Market and Company Risk
Price Volatility Risk
U.S. Government Securities and Obligations Risk
Value Investing Risk

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 10, "Description of the Investment Adviser, Sub-Adviser, Investment Objectives, Main Investments and Risks of the Underlying Funds" beginning on page 11 and "More Information on Risks" beginning on page 38 in this Prospectus.

Performance

Since the Portfolio had not commenced operations as of December 31, 2006, annual performance information is not provided.

5

Portfolio Fees and Expenses

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of the Portfolio. Shareholders of the Portfolio will indirectly bear the fees and expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the fees and expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract or Qualified Plan. The Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan. The table does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for more information regarding additional expenses that may be assessed in connection with your plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

Service 2 Class Shares
Annual Portfolio Operating Expenses(1)
(as a percentage of average daily net assets)

Portfolio	Management Fee	Distribution (12b-1) Fee(2)	Shareholder Service Fee	Other Expenses	Acquired (Underlying) Funds Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	0.25%	0.25%	0.02%	0.59%	1.25%	(0.12)%	1.13%

(1)  This table shows the estimated operating expenses for Service 2 Class shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)  ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution (12b-1) fee for Service 2 Class shares of the Portfolio, so that the actual distribution fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)  The Portfolio's Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio's fiscal year.

(4)  ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading "Waivers and Reimbursements." This amount also includes the 0.10% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

6

Portfolio Fees and Expenses (continued)

Acquired (Underlying) Funds Annual Operating Expenses
(as a percentage of average daily net assets)

Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the fees and expenses of the Class I shares of the Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2006:

Underlying Funds	Net Operating Expenses
ING AllianceBernstein Mid Cap Growth Portfolio	0.77%
ING American Century Large Company Value Portfolio	1.00%
ING BlackRock Inflation Protected Bond Portfolio(2)	0.63%
ING BlackRock Large Cap Growth Portfolio(1)	0.66%
ING BlackRock Large Cap Value Portfolio	0.75%
ING Capital Guardian U.S. Equities Portfolio	0.75%
ING Columbia Small Cap Value II Portfolio(1)	0.96%
ING Davis Venture Value Portfolio	0.90%
ING Disciplined International SmallCap Fund(1)	0.95%
ING Disciplined Small Cap Value Portfolio(1)	0.72%
ING Emerging Markets Fixed Income Fund(1)	1.00%
ING Evergreen Omega Portfolio	0.60%
ING FMRSM Diversified Mid Cap Portfolio	0.65%
ING FMRSM Large Cap Growth Portfolio	0.68%
ING FMRSM Mid Cap Growth Portfolio	0.63%
ING Franklin Income Portfolio(1)	0.74%
ING Franklin Mutual Shares Portfolio(2)	0.78%
ING Fundamental Research Portfolio	0.75%
ING Global Real Estate Portfolio(1)	0.90%
ING Global Resources Portfolio	0.65%
ING International Growth Opportunities Portfolio	1.02%
ING Janus Contrarian Portfolio	0.74%
ING JPMorgan Emerging Markets Equity Portfolio	1.26%
ING JPMorgan International Portfolio	1.00%
ING JPMorgan Small Cap Core Equity Portfolio	0.86%
ING JPMorgan Value Opportunities Portfolio	0.53%
ING Julius Baer Foreign Portfolio	0.89%
ING Legg Mason Partners Aggressive Growth Portfolio	0.80%
ING Legg Mason Value Portfolio	0.78%
ING Limited Maturity Bond Portfolio	0.28%
ING Liquid Assets Portfolio	0.29%
ING Lord Abbett Affiliated Portfolio	0.75%
ING Lord Abbett U.S. Government Securities Portfolio(1)	0.68%
ING Marsico Growth Portfolio	0.77%
ING Marsico International Opportunities Portfolio	0.68%
ING Neuberger Berman Partners Portfolio(1)	0.67%
ING Neuberger Berman Regency Portfolio(1)	0.88%
ING Oppenheimer Global Portfolio	0.66%
ING Oppenheimer Main Street Portfolio®	0.64%

7

Portfolio Fees and Expenses (continued)

Underlying Funds	Net Operating Expenses
ING Oppenheimer Strategic Income Portfolio	0.54%
ING PIMCO Core Bond Portfolio(1)	0.60%
ING PIMCO High Yield Portfolio	0.50%
ING Pioneer Fund Portfolio	0.71%
ING Pioneer High Yield Portfolio	0.73%
ING Pioneer Mid Cap Value Portfolio	0.64%
ING Templeton Foreign Equity Portfolio(1)	0.98%
ING Templeton Global Growth Portfolio(1)	0.93%
ING Thornburg Value Portfolio	0.90%
ING T. Rowe Price Capital Appreciation Portfolio	0.65%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	0.66%
ING T. Rowe Price Equity Income Portfolio	0.64%
ING T. Rowe Price Growth Equity Portfolio	0.75%
ING UBS U.S. Allocation Portfolio(1)	0.71%
ING UBS U.S. Large Cap Equity Portfolio	0.85%
ING UBS U.S. Small Cap Growth Portfolio(1)	1.00%
ING Van Kampen Capital Growth Portfolio	0.63%
ING Van Kampen Comstock Portfolio	0.83%
ING Van Kampen Equity and Income Portfolio	0.57%
ING Van Kampen Global Franchise Portfolio(1)	0.98%
ING Van Kampen Growth and Income Portfolio	0.65%
ING Van Kampen Real Estate Portfolio	0.65%
ING VP Balanced Portfolio	0.60%
ING VP Growth and Income Portfolio	0.59%
ING VP Growth Portfolio	0.69%
ING VP High Yield Bond Portfolio	0.73%
ING VP Index Plus International Equity Portfolio	0.56%
ING VP Index Plus LargeCap Portfolio	0.43%
ING VP Index Plus MidCap Portfolio	0.49%
ING VP Index Plus SmallCap Portfolio	0.49%
ING VP Intermediate Bond Portfolio	0.49%
ING VP International Equity Portfolio	0.99%
ING VP International Value Portfolio	1.01%
ING VP MidCap Opportunities Portfolio	0.90%
ING VP Real Estate Portfolio	0.93%
ING VP Small Company Portfolio	0.85%
ING VP SmallCap Opportunities Portfolio	0.91%
ING VP Value Opportunity Portfolio	0.69%
ING Wells Fargo Disciplined Value Portfolio(1)	0.65%
ING Wells Fargo Small Cap Disciplined Portfolio	0.87%

(1)  As the Underlying Fund or the Class I shares of the Underlying Fund did not have a full calendar year of operations as of December 31, 2006, the expense ratios are estimated.

(2)  As the Underlying Fund or the Class I shares of the Underlying Fund had not commenced operations as of December 31, 2006, the expense ratios are estimated for the current fiscal year.

8

Portfolio Fees and Expenses (continued)

Example

The Example below is intended to help you compare the cost of investing in Service 2 Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares of the Portfolio's net operating expenses remain the same. The Example does not reflect expenses which are, or may be, imposed by a Variable Contract or Qualified Plan that may use the Portfolio as its underlying investment option. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$115	$385

(1)  The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

9

More Information on Investment Strategies

More on the Asset Allocation Process

As described earlier in this Prospectus, the Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for the Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

(i)  the investment objective of the Portfolio and each of the Underlying Funds;

(ii)  economic and market forecasts;

(iii)  proprietary and third-party reports and analyses;

(iv)  the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

(v)  the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments intends to rebalance the Portfolio on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When the Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

Investment Objectives, Main Investments and Risks of the Underlying Funds

The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" beginning on page 38 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time the Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

10

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Alliance Bernstein L.P.	ING AllianceBernstein Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of net assets in common stock of mid-capitalization companies (those that have a market capitalization within the range of companies in the Russell Midcap® Growth Index). May also invest in convertibles, investment grade instruments, U.S. government securities and high quality, short-term obligations (including repurchase agreements, bankers' acceptances and domestic certificates of deposit) and without limit in foreign securities. May write exchange-traded covered call options (up to 25%), make secured loans on portfolio securities (up to 25%), enter into repurchase agreements (up to 10%) and enter into futures contracts on securities indices and options on such futures contracts.	Convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: American Century Investment Management, Inc.	ING American Century Large Company Value Portfolio	Long-term capital growth. Income is a secondary objective.	Invests at least 80% of its assets in equity securities of large-capitalization companies (those companies with market capitalizations similar to companies in the Russell 1000® Index). Equity securities include common stocks, preferred stocks and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. May also invest a portion of its assets in derivative instruments, foreign securities, debt securities of companies, debt obligations of governments and their agencies and similar securities.	Convertible securities risk, currency risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Financial Management, Inc.	ING BlackRock Inflation Protected Bond Portfolio	Maximum real return, consistent with real capital and prudent investment management.	May invest at least 80% of the Portfolio's assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments. May invest up to 20% of its assets in non-investment grade bonds (high-yield or junk bonds) or securities of emerging market issuers. May invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and without limit in U.S. dollar denominated securities of non-U.S. issuers. May also purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, investment grade corporate bonds and asset-backed securities. May buy or sell options or futures, enter into credit default swaps, interest rate or foreign currency transactions, including swaps, enter into a series of purchase and sale contracts or by using reverse repurchase agreements or dollar rolls.	Asset-backed securities risk, credit derivatives risk, credit risk, currency risk, debt securities risk, derivatives risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inflation-index bonds risk, interest rate risk, leveraging risk, manager risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

11

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of large capitalization companies (defined as those) included in the Russell 1000® Growth Index. May invest up to 10% in foreign companies including American Depositary Receipts. May invest in derivatives, short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: BlackRock Investment Management, LLC	ING BlackRock Large Cap Value Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies (those within the market-capitalization range of companies included in the Russell 1000® Value Index). May invest up to 10% of its total assets in securities issued by foreign issuers, in the form of American Depositary Receipts. May also invest in investment grade convertible securities, preferred stock, illiquid securities, U.S. government debt securities of any maturity and derivatives for hedging purposes. May purchase or sell securities on a when issued basis.	Borrowing risk, call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Capital Guardian Trust Company	ING Capital Guardian U.S. Equities Portfolio	Long-term growth of capital and income.	Invests at least 80% of assets in equity and equity-related securities (including common and preferred stock and convertible securities such as warrants and rights) of issuers located in the U.S. with greater consideration given to potential appreciation and future dividends than to current income. Under normal conditions, the Portfolio will invest in companies with market capitalizations of greater than $1 billion. May invest in American, European and Global Depositary Receipts, debt securities and cash equivalents.	Convertible securities risk, depositary receipt risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Columbia Management Advisors, LLC	ING Columbia Small Cap Value II Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell 2000® Value Index and that are believed to have the potential for long-term growth. May also invest in real estate investment trusts ("REITs"), foreign equity securities, depositary receipts and other investment companies, including exchange-traded funds.	Depositary receipt risk, equity securities risk, foreign investment risk, manager risk, market and company risk, other investment companies risk, portfolio turnover risk, real estate investment trusts risk, securities lending risk, small-capitalization company risk and value investing risk.

12

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Davis Selected Advisers, L.P.	ING Davis Venture Value Portfolio	Long-term growth of capital.	Invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. May also invest a limited portion of its assets in companies whose shares may be subject to controversy, foreign securities and non-equity securities. The Portfolio is non-diversified and may invest a higher percentage of its assets in any one issuer.	Debt securities risk, diversification risk, equity securities risk, foreign investment risk, headline risk, industry concentration risk, manager risk, market and company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined International Small Cap Fund	Long-term capital appreciation.	Invests at least 80% of its assets in securities of small-capitalization companies (those that have a market capitalization that falls within the range of companies in the S&P/Citigroup Extended Market Index World Ex. U.S.). May normally invest at least 65% of its assets in companies located in a number of different countries, other than the U.S., and up to 35% of its total assets in U.S. issuers. May also invest in companies located in countries with emerging securities markets. May invest in derivative instruments, including, but not limited to, futures, options, foreign currency contracts and futures contracts. May also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Derivatives risk, diversification risk, emerging markets risk, foreign investing risk, inability to sell securities risk, manager risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING Disciplined Small Cap Value Portfolio	Outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.	Invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000® Value Index. May also invest in derivative instruments. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, equity securities risk, inability to sell securities risk, index strategy risk, manager risk, other investment companies risk, investment models risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

13

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors B.V.	ING Emerging Markets Fixed Income Fund	Maximize total return.	Invests at least 80% of its assets in debt securities, including fixed-rate instruments, convertible bonds associated with restructured syndicated or bank loans (e.g., Brady bonds) and subordinated bonds, of issuers located or primarily conducting their business in emerging market countries. May invest in warrants, structured securities, derivative securities (including futures and forward contracts, options on futures contracts, stock indices, structured notes and indexed securities, swaps, caps, floors and collars) and below investment-grade bonds (including corporate bonds from emerging markets). The sub-adviser generally invests in securities of various maturities. May also invest in money-market instruments with maturities not exceeding 397 days. May also invest up to 20% its total assets in floating-rate instruments. At least 70% of the securities in which the Fund invests will be securities denominated in either USD (U.S. dollar), EUR (European Monetary Union euro), JPY (Japanese yen), CHF (Swiss franc) or GBP (British pound) and up to 30% of the Fund's assets can be invested in currencies of, or securities denominated in the currencies of, emerging market countries. The Fund is non-diversified and may invest a higher percentage of its assets in any one issuer.	Convertible securities risk, debt securities risk, derivative risk, diversification risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, price volatility risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Evergreen Investment Management Company, LLC	ING Evergreen Omega Portfolio	Long-term capital growth.	Invests primarily and under normal conditions substantially all of its assets, in common stocks of U.S. companies across all market capitalizations. May also invest up to 25% of assets in foreign securities.	Convertible securities risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment style risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Diversified Mid Cap Portfolio	Long-term growth of capital.	Invests at least 80% of assets in securities of companies with medium market capitalizations (defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P Midcap 400 Index). May also invest in companies with smaller or larger market capitalizations. May invest up to 25% of assets in foreign securities, including emerging markets and may buy and sell futures contracts and other investment companies including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and value investing risk.

14

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Large Cap Growth Portfolio	Growth of capital over the long term.	Invests at least 80% of the Portfolio's assets in securities of companies with large market capitalizations (those with a market capitalization similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index). May invest up to 25% of its assets in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and other investment companies, including exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, other investment companies risk and portfolio turnover risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Fidelity Management & Research Company	ING FMRSM Mid Cap Growth Portfolio	Long-term growth of capital.	Invests at least 80% of its assets in securities of mid-capitalization companies (mid-capitalization companies are those with market capitalizations similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index). May also invest in companies with smaller or larger market capitalizations. The Portfolio may also invest up to 25% of its assets, in securities of foreign issuers, including emerging markets issuers. May buy and sell futures contracts and exchange-traded funds.	Derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Advisers, Inc.	ING Franklin Income Portfolio	Maximize income while maintaining prospects for capital appreciation.	Invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others. The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. May invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, manager risk, market and company risk, market trends risk, maturity risk, portfolio turnover risk, price volatility risk, securities lending risk, U.S. government securities and obligations risk and value investing risk.

15

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Franklin Mutual Advisers, LLC	ING Franklin Mutual Shares Portfolio	Capital appreciation with a secondary goal of income.	Normally invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria. The Portfolio invests predominantly (up to 100%) in medium- and large-capitalization companies with market capitalization values greater than $1.5 billion, although it may invest a portion of its assets in small capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. May invest significantly (up to 35%) in foreign investments, including sovereign debt and foreign government debt. May also engage from time to time in an "arbitrage" strategy and may invest in distressed companies, including bank debt, lower rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness of, or trade claims against, such companies. The sub-adviser may keep a portion, which may be significant at times, of the Portfolio's assets in cash or invested in high-quality, short-term money market securities, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations.	Convertible securities risk, credit risk, equity securities risk, foreign investment risk, inability to sell securities risk, liquidity risk, manager risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, risk arbitrage securities and distressed companies risk, securities lending risk, small-capitalization company risk, sovereign debt risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Fundamental Research Portfolio	Maximize total return through investments in a diversified portfolio of common stocks.	Invest at least 65% of its total assets in common stocks and securities convertible into common stocks. May also invest in, initial public offerings ("IPOs") and derivatives. May invest in other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Emphasizes stocks of larger companies. May invest in mid-capitalization companies and may invest up to 25% in foreign securities.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, initial public offerings "IPO" risk, market and company risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING Global Real Estate Portfolio	Provide high total return.	Invests at least 80% of its assets in equity securities of companies that are principally engaged in the real estate industry (deriving at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate.) The Portfolio will have investments located in a number of different countries located throughout the world, including the United States. May invest in companies located in countries with emerging securities markets. Generally, invests in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs"). The Portfolio is non-diversified, and may invest a significant portion of its assets in a single issuer.	Diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, market capitalization risk, market trends risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

16

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Global Resources Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the equity securities of companies in the natural resources industries located in a number of different countries, including the United States (a company is considered to be in a natural resources industry when at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets). May invest up to a maximum of 50% of its assets in any single natural resources industry. May also invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, repurchase agreements, derivatives and in commodities including gold bullion and coins. The Portfolio may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock, direct equity interests in trusts, preferred stock, partnership (including master limited partnerships), restricted securities, American Depositary Receipts and Global Depositary Receipts. Normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies. May also invest in other investment companies and structured notes. The Portfolio is non-diversified and may invest a significant portion of its assets in a single issuer.	Commodities risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, natural resources risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk and securities lending risk.

17

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING International Growth Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its net assets in equity securities (including common and preferred stocks, warrants and convertible securities) of issuers of any market-capitalization (but primarily large capitalization companies) located in a number of different countries outside of the U. S., including emerging markets. May also invest in government debt securities of developed foreign countries. May invest up to 35% of its assets in securities of U.S. issuers including investment-grade government and corporate debt securities. May invest in derivatives, including futures, and other investment companies, including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. May employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, securities lending risk, small-capitalization company risk and sovereign debt risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Janus Capital Management LLC	ING Janus Contrarian Portfolio	Capital appreciation.	Invests at least 80% of net assets in equity securities with the potential for long-term growth of capital. The Portfolio is non-diversified. May also invest in foreign equity and debt securities, (either directly or through depositary receipts) up to 20% in high-yield debt securities ("junk bonds"); derivatives; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid securities (up to 15%) and may invest more than 25% of its total assets in securities of companies in one or more market sectors.	Call risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, diversification risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, liquidity risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, restricted and illiquid securities risk, sector risk, small-capitalization company risk, special situations risk and value investing risk.

18

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Emerging Markets Equity Portfolio	Capital appreciation.	Invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. Equity securities in which the Portfolio may invest include common and preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities and other investment companies. May also invest to a lesser extent in debt securities of issuers in countries with emerging markets. May invest in derivatives, high-quality, short-term money market instruments and repurchase agreements. May invest in debt securities, including high-yield securities ("junk bonds") and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. May enter into dollar rolls. May invest in less developed countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the Investment Company Act of 1940, as amended.	Call risk, convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Asset Management (U.K.) Limited	ING JPMorgan International Portfolio	Long-term growth of capital.	Invests at least 65% of its assets in equity securities of foreign companies with higher growth potential located in several countries other than the U.S. (including those located in countries with emerging market economies). May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities. The Portfolio, during periods of unusual cash flows, may invest more than 5% of its assets in index options, futures and ETFs.	Credit risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, high-yield, lower-grade debt securities risk, interest rate risk, market and company risk and other investment companies risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Small Cap Core Equity Portfolio	Capital growth over the long term.	Invests at least 80% of its total assets in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks). May also invest up to 20% of its total assets in: foreign securities, including depositary receipts, convertible securities and high-quality money market instruments and repurchase agreements. May invest in real estate investment trusts and derivatives.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

19

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	ING JPMorgan Value Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of it assets in equity securities of mid- and large-capitalization companies (mid-capitalization companies are those with market capitalizations between $2 billion and $5 billion and large-capitalization companies are those with a market capitalization over $5 billion). Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks. May invest in shares of investment companies. May invest in derivatives (including futures contracts options and swaps), mortgage-related securities issued by government entities and private issuers, and high-quality money market instruments and repurchase agreements.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, interest rate risk, investment style risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment companies risk, price volatility risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Julius Baer Investment Management LLC	ING Julius Baer Foreign Portfolio	Long-term growth of capital.	Invests at least 80% of assets in international equity securities outside the United States, including common and preferred stocks, American, European and Global Depositary Receipts, convertible securities, rights, warrants and other investment companies, including exchange-traded funds. Normally has a bias towards larger companies (e.g., with market capitalizations of $10 billion or greater), but may also invest in small- and mid-sized companies. May invest up to 35% of assets in issuers in emerging markets and may invest in debt securities (up to 10% in high-risk and high-yield, non-investment grade bonds). May invest in derivatives and may lend its portfolio securities. Will invest at least 65% of its assets in no fewer than three different countries located outside the U.S. May use futures, swaps and warrants.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, liquidity risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, price volatility risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ClearBridge Advisors, LLC	ING Legg Mason Partners Aggressive Growth Portfolio	Long-term growth of capital.	Invests at least 80% of assets, plus any borrowing for investment purposes, in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Invests in securities of large well-known companies, but may also invest in small- to medium-sized companies. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets. May invest directly in foreign securities or in depositary receipts (including emerging market securities) and may have exposure to foreign currencies.	Convertible securities risk, currency risk, depositary receipt risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, issuer concentration risk, market and company risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk and small-capitalization company risk.

20

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Legg Mason Capital Management, Inc.	ING Legg Mason Value Portfolio	Long-term growth of capital.	Invests primarily in equity securities, including foreign securities, that may be listed on a securities exchange or traded in over-the-counter markets. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest in convertible and debt securities. May invest up to 25% of its assets in long-term debt securities, and up to 10% of its assets in high-yield debt securities ("junk bonds"). The Portfolio is non-diversified, and may invest a greater portion of its assets in a particular issuer.	Call risk, convertible securities risk, credit risk, currency risk, debt securities risk, diversification risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, manager risk, market and company risk, market trends risk, mid-capitalization company risk, over-the-counter ("OTC") investment risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Limited Maturity Bond Portfolio	Highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Invests at least 80% of its assets in bonds that are primarily limited maturity debt securities. Under normal market conditions, the Portfolio maintains significant exposure to government securities. Invests in non-government securities only if rated Baa3 or better by Moody's or BBB- or better by S&P or if not rated determined that they are of comparable quality. May also invest in: preferred stock; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. May engage in dollar roll transactions and swap agreements, including credit default swaps. May use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities. May borrow up to 10% of the value of its net assets. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Borrowing risk, call risk, credit derivatives risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market capitalization risk, mid-capitalization company risk, mortgage-related securities risk, other investment company risk, portfolio turnover risk, restricted and illiquid securities risk, sector risk, securities lending risk, small-capitalization company risk and U.S. government securities and obligations risk.

21

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: ING Investment Management Co.	ING Liquid Assets Portfolio	High level of current income consistent with the preservation of capital and liquidity.	Invests in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the sub-adviser to present minimal credit risks. Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. May invest in obligations permitted to be purchased under Rule 2a-7. May invest more than 25% of its total assets in instruments issued by domestic banks. May significantly invest in securities issued by financial services companies, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies and broker-dealers. May purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. May also invest in variable rate master demand obligations. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, foreign investment risk, inability to sell securities risk, interest rate risk, manager risk, mortgage-related securities risk, other investment companies risk, sector risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett Afiliated Portfolio	Long-term growth of capital. Current income is a secondary objective.	Invests primarily in equity securities of large, seasoned, U.S. and multinational companies (those companies in the Russell 1000® Index) including, common stocks, preferred stocks, convertible securities, warrants and similar instruments. May invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. May buy and sell options on securities indices for hedging or cross-hedging purposes and may sell covered call options on its portfolio securities.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, market trends risk and value investing risk.

22

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Lord, Abbett & Co., LLC	ING Lord Abbett U.S. Government Securities Portfolio	High current income consistent with reasonable risk.	Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities, including obligations issued by the U.S. Treasury and certain obligations issued or guaranteed by U.S. government agencies and U.S. government-sponsored enterprises, such as: Federal Home Loan Bank; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Federal Farm Credit Bank; and Government National Mortgage Association. May invest in derivative and similar instruments, including options, futures, forward contracts, swap agreements, warrants and rights. May also invest extensively in mortgage-related securities and also may invest in other asset-backed securities.	Debt securities risk, derivatives risk, interest rate risk, leveraging risk, manager risk, market and company risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, price volatility risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico Growth Portfolio	Capital appreciation.	Invests primarily in equity securities selected for their long-term growth potential. Will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies (those with market capitalizations of $4 billion or more). May also invest in foreign securities, including American Depositary Receipts (including emerging markets) and forward foreign currency contracts, futures and options. May invest more than 25% of its total assets in securities of companies in a single market sector. Generally will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, market trends risk, price volatility risk, sector risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Marsico Capital Management, LLC	ING Marsico International Opportunities Portfolio	Long-term growth of capital.	Invests at least 65% of its total assets in common stocks of foreign companies selected for their long-term growth potential. May invest in companies of any size throughout the world. Invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May use options, futures and foreign currency contracts. May invest in emerging markets. May invest up to 10% in fixed-income securities including up to 5% in high-yield bonds or mortgage- and asset-backed securities. May invest up to 15% in illiquid securities. May invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest more than 25% of its total assets in a particular industry within a sector. Substantial cash holdings may increase in the absence of attractive investment opportunities.	Currency risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, investment models risk, liquidity risk, manager risk, market and company risk, market capitalization risk, market trends risk, mid-capitalization company risk, mortgage-related securities risk, over-the-counter ("OTC") investment risk, price volatility risk, restricted or illiquid securities risk, sector risk and small-capitalization company risk.

23

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Partners Portfolio	Capital growth.	Invests mainly in common stocks of mid- to large-capitalization companies (mid-capitalization companies are considered to be those with total market capitalizations within the range of the Russell Midcap® Index and large-capitalization companies are considered to be those with total market capitalizations over $18.4 billion). May invest a portion of its assets in derivative instruments, including options and futures. May also invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, price volatility risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Neuberger Berman Management Inc.	ING Neuberger Berman Regency Portfolio	Capital growth.	Invests mainly in common stocks of mid-capitalization companies (those companies with total market capitalizations within the range of the Russell Midcap® Index). From time to time the sub-adviser may emphasize investment in sectors that it believes will benefit from market or economic trends. May invest a portion of its assets in derivative instruments, including options and futures. May invest up to 20% of its assets in securities of foreign issuers. May also engage in borrowing and lend its securities.	Derivatives risk, equity securities risk, foreign investment risk, leveraging risk, manager risk, market and company risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Global Portfolio	Capital appreciation.	Invests mainly in companies in the U.S. and foreign countries. Currently emphasizes investments in developed markets, but may also invest in emerging markets. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The Portfolio will invest in a number of different countries (one of which may be the United States).	Asset allocation risk, currency risk, emerging growth risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, growth investing risk, industry concentration risk, market and company risk, mid-capitalization company risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Main Street Portfolio®	Long-term growth of capital and future income.	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. May also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.	Call risk, debt securities risk, equity securities risk, inability to sell securities risk, investment models risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk and small-capitalization company risk.

24

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: OppenheimerFunds, Inc.	ING Oppenheimer Strategic Income Portfolio	High level of current income principally derived from interest on debt securities.	Invests in debt securities of issuers in three market sectors: foreign governments and companies; U.S. government securities; and high-yield, lower-grade securities of U.S. and foreign companies. Those debt securities include foreign government and U.S. government bonds and notes, collateralized mortgage obligations, other mortgage- and asset-backed securities, participation interest in loans, structured notes, lower-grade, high-yield debt obligations and zero-coupon or stripped securities. May invest up to 100% of its assets in any one sector at any time. Foreign investments can include debt securities of issuers in developed markets as well as emerging markets. Can use hedging instruments and certain derivatives. The Portfolio does not concentrate 25% or more of its investments in the securities of any one foreign government or any one industry.	Call risk, credit risk, credit derivatives risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, manager risk, mortgage-related securities risk, portfolio turnover risk, prepayment risk, sector risk, U.S. government securities and obligations risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO Core Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of assets (plus borrowings for investment purposes) in debt securities of varying maturities, with a portfolio duration that normally varies within a three-to six-year time frame. Fixed-income securities in which the portfolio invest include: U.S. government securities; corporate debt securities of U.S. and non-U.S. including convertible securities, preferred stock, corporate commercial paper, "Yankee" dollars and "Euros;" mortgage-backed and other asset-backed securities issuers, inflation-indexed bonds; structured notes; event linked bonds and loan participations, delalyed funding loans based on fixed-income instruments, including swaps. Primarily invests in investment grade debt securities, but may invest up to 10% in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P. May invest up to 30% in U.S. dollar-denominated securities and without limit in U.S. dollar-denominated of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies. May engage in derivative transactions.	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, portfolio turnover risk, securities lending risk and U.S. government securities and obligations risk.

25

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pacific Investment Management Company LLC	ING PIMCO High Yield Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, S&P, or Fitch, or if unrated, determined to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities. The remainder of assets may be invested in investment grade fixed-income investments. May also invest up to 20% in non-U.S. dollar-denominated securities and without limit in U.S. dollar-denominated foreign securities (up to 10% in emerging markets). May invest in fixed-income instruments. May invest in derivatives based on fixed-income instruments, including swaps and its net exposure to derivative securities may be equal to up to 100% of its total assets. May invest all of its assets in mortgage- or asset-backed securities. May, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls").	Borrowing risk, call risk, convertible securities risk, credit risk, credit derivatives risk, currency risk, debt securities risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, maturity risk, mortgage-related securities risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Fund Portfolio	Reasonable income and capital growth.	Invests in a broad list of carefully selected securities believed to be reasonably priced rather than in securities whose price reflects a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt and other equity instruments such as exchange-traded funds that invest primarily in equity securities, equity interests in real estate investment trusts, depositary receipts, warrants, rights and preferred stock. May invest up to 20% of its assets in real estate investment trusts. May also invest up to 20% of its assets in foreign issuers.	Convertible securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, other investment companies risk, real estate investment trusts risk and value investing risk.

26

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer High Yield Portfolio	Maximize total return through income and capital appreciation.	Invests at least 80% of its net assets in below investment grade (high-yield) debt securities and preferred stocks. The Portfolio may also invest in other investment companies, including exchange-traded funds and real estate investment trusts. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms. The Portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. From time to time, may invest more than 25% of its assets in the same market segment, such as financials or technology or capital goods. May invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The Portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. May invest in investment grade and below investment grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-backed and asset-backed securities, mortgage derivatives and structured securities. May also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights and other equity interests. May use derivatives for hedging, but from time to time may use derivatives as a substitute for purchasing or selling securities or to increase the Portfolio's return. Normally, the Portfolio invests substantially all of its assets to meet its investment objective. The Portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash.	Call risk, convertible securities risk, credit risk, debt securities risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, leveraging risk, liquidity risk, manager risk, market and company risk, mortgage-related securities risk, other investment companies risk, prepayment risk, real estate investment trusts risk, sector risk, securities lending risk, value investing risk and zero-coupon risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Pioneer Investment Management, Inc.	ING Pioneer Mid Cap Value Portfolio	Capital appreciation.	Invests at least 80% of assets in equity securities of mid-size companies (companies with market values that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap® Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap® Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index). Equity securities in which the Portfolio invests include common stocks, preferred stocks, depositary receipts, convertible debt, other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities and real estate investment trusts ("REITs"). May invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.	Call risk, convertible securities risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, other investment companies risk, real estate investment trusts ("REITs") risk, securities lending risk and value investing risk.

27

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Templeton Investment Counsel, LLC	ING Templeton Foreign Equity Portfolio	Long-term capital growth.	Invests at least 80% of its net assets in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. May also invest a portion of its assets in smaller companies (those companies with market capitalizations of less than $4 billion). May also invest in ADRs, GDRs and EDRs. The Portfolio may also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. May use derivatives and may invest up to 5% of its total assets in swap agreements, put and call options and collars.	Convertible securities risk, currency risk, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, geographic focus risk, manager risk, market and company risk, portfolio turnover risk, price volatility risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Portfolio Manager: Templeton Global Advisors Limited	ING Templeton Global Growth Portfolio	Capital appreciation. Current income is only an incidental consideration.	Under normal market conditions, the Portfolio invests mainly in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The Portfolio also invests in depositary receipts and derivatives, including up to 5% in options and swap agreements. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	Call risk, convertible securities risk, currency risk, debt securities risks, depositary receipt risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Thornburg Investment Management	ING Thornburg Value Portfolio	Capital appreciation.	Invests at least 65% of its net assets in domestic equity securities, of common stocks, but may also include convertible securities selected on a value basis. May also own a variety of securities, including foreign equity and debt securities and domestic debt securities. May have exposure to emerging markets.	Convertible securities risk, debt securities risk, depositary receipt risk, emerging markets risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, market and company risk, mid-capitalization company risk, small-capitalization company risk and value investing risk.

28

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Capital Appreciation Portfolio	Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Invests amongst three asset classes: equity securities, debt securities (including up to 15% in high-yield securities, commonly referred to as "junk bonds"), and money market instruments. Invests primarily in common stocks of established U.S. companies believed to have potential for growth. Common stocks typically comprise at least half of the Portfolio's assets, debt securities and convertible bonds may often constitute a significant portion of the Portfolio's investment portfolio. May purchase debt securities of any maturity and credit quality. Up to 25% of the Portfolio's net assets may be invested in foreign equity securities. The remaining assets may be invested in other securities, including convertibles, warrants, preferred stock, corporate and government debt, futures and options.	Asset allocation risk, borrowing risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, income risk, interest rate risk, leveraging risk, manager risk, market and company risk, market capitalization risk, maturity risk, securities lending risk, special situations risk, U.S. government securities and obligations risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets in equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index. Focuses on midsize companies. Other securities in which the Portfolio may invest include foreign stocks, futures and options.	Derivatives risk, equity securities risk, foreign investment risk, growth investing risk, market and company risk and mid-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Equity Income Portfolio	Substantial dividend income as well as long-term growth of capital.	Invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May invest in convertible securities, warrants, preferred stocks, foreign securities, debt securities (including high-yield debt securities) and futures and options. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc. and the T. Rowe Price Government Reserve Investment Funds, Inc.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, manager risk, market and company risk, securities lending risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	ING T. Rowe Price Growth Equity Portfolio	Long-term capital growth, and secondarily, increasing dividend income.	Invests at least 80% of assets in common stocks. Concentrates in growth companies. The Portfolio may have exposure to foreign currencies and investments may include foreign securities, hybrids, futures, options, and derivatives. Investments in foreign securities are limited to 30%.	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk and market and company risk.

29

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser; Directed Services, LLC Sub-Adviser UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Allocation Portfolio	Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.	Allocates assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. Equity securities include all types, the Portfolio may purchase small-, medium- or large-capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class. May invest the Portfolio's assets in these classes by investing in other funds. The equity portion is generally selected from those securities whose fundamental values are believed to be greater than their market prices. The fixed-income securities will not have a maximum maturity limitation. May invest in both investment grade and high-yield (lower-rated) securities or, if unrated, determined to be of comparable quality. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company. May also invest in derivatives and exchange-traded funds.	Asset allocation risk, call risk, credit risk, debt securities risk, derivatives risk, equity securities risk, high-yield, lower-grade debt securities risk, income risk, interest rate risk, investment models risk, manager risk, market and company risk, market capitalization risk, maturity risk, mid-capitalization company risk, other investment companies risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Large Cap Equity Portfolio	Long-term growth of capital and future income.	Invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. large capitalization equity securities (defined as those with a market capitalization range equal to that of the Russell 1000® Index). Investments may include dividend-paying securities, common stock and preferred stock. In general, the Portfolio emphasizes large capitalization stocks, but also may hold small- and mid-capitalization stocks. The Portfolio may use options, and futures, and other derivatives, and exchange-traded funds ("ETFs") and other derivatives.	Derivatives risk, equity securities risk, market and company risk, mid-capitalization company risk, other investment companies risk, over-the-counter ("OTC") investment risk, portfolio turnover risk, small-capitalization company risk and value investing risk.

30

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: UBS Global Asset Management (Americas) Inc.	ING UBS U.S. Small Cap Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of its net assets in equity securities of U.S. small capitalization companies (those companies with market capitalizations of $2.5 billion or less at the time of purchase). Equity securities may include common stock and preferred stock. May invest up to 20% of its net assets in foreign securities and also invest in derivatives including forward currency contracts, options and futures. May invest in exchange-traded funds and other derivatives. May also invest in emerging growth companies. May also invest a portion of its assets in securities outside the market capitalization range stated above. May invest in cash or cash equivalent instruments, including shares of an affiliated investment company.	Derivatives risk, equity securities risk, foreign investment risk, manager risk, market and company risk, market trends risk, other investment companies risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Capital Growth Portfolio	Long-term capital appreciation.	Invests at least 80% of assets of the Portfolio in equity securities primarily of growth-oriented companies. May invest up to 25% in foreign companies including emerging markets that are listed on U.S. exchanges or traded in U.S. markets. May invest up to 10% of its assets in real estate investment trusts ("REITs").	Currency risk, derivatives risk, emerging markets risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, real estate investment trusts risk and securities lending risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Comstock Portfolio	Capital growth and income.	Invests in equity securities, including common stocks, preferred stocks and convertible securities. May invest, up to 15%, in real estate investment trusts ("REITs"). May invest up to 25% of assets in foreign securities. May also invest, without limitation, in American Depositary Receipts ("ADRs"). May purchase and sell certain derivatives. Generally holds up to 10% of assets in high-quality, short-term debt securities and investment grade corporate debt securities.	Convertible securities risk, currency risk, debt securities risk, depositary receipt risk, derivatives risk, equity securities risk, foreign investment risk, market and company risk, mid-capitalization company risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Equity and Income Portfolio	Total return, consisting of long-term capital appreciation and current income.	Invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities. Invests primarily in income-producing equity instruments (including common stock, preferred stock and convertible securities) and investment grade quality debt securities. Invests at least 65% in income-producing equity securities, up to 15% in real estate investment trusts ("REITs") and up to 25% in foreign securities. May purchase and sell certain derivative instruments.	Asset allocation risk, call risk, convertible securities risk, credit risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, interest rate risk, market and company risk, mid-capitalization company risk, prepayment risk, real estate investment trusts risk, small-capitalization company risk and value investing risk.

31

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Global Franchise Portfolio	Long-term capital appreciation.	Invests primarily in equity securities of companies of any size located throughout the world, based on a value investing approach. Invests at least 65% in securities of issuers from a number of different countries, which may include the United States. May invest up to 25% in a single issuer. May invest in securities of issuers in emerging markets and derivatives. The Portfolio is non-diversified.	Currency risk, derivatives risk, diversification risk, emerging markets risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Growth and Income Portfolio	Long-term growth of capital and income.	Invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in nonconvertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P's or by Moody's. Although the Portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. May invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.	Call risk, convertible securities risk, debt securities risk, derivatives risk, equity securities risk, foreign investment risk, growth investing risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, real estate investment trusts risk, securities lending risk and small-capitalization company risk.

Investment Adviser: Directed Services, LLC Sub-Adviser: Van Kampen	ING Van Kampen Real Estate Portfolio	Capital appreciation. Current income is a secondary objective.	Invests at least 80% of its assets in equity securities of companies in U.S. real estate industry that are listed on national exchanges or the NASDAQ. The Portfolio is non-diversified. May also invest in debt or convertible securities of companies whose products and services related to the real estate industry, up to 25% in financial institutions which issue or service mortgages, securities of companies which have significant real estate holdings, up to 20% in high-yield debt securities and convertible bonds, mortgage- and asset-backed securities and covered options on securities and stock indices.	Call risk, convertible securities risk, debt securities risk, derivatives risk, diversification risk, equity securities risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, industry concentration risk, manager risk, market and company risk, mortgage-related securities risk, real estate investment trusts risk, sector risk and securities lending risk.

32

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Balanced Portfolio	Maximize investment return with reasonable safety of principal.	Invests in a mixture of equity securities such as common and preferred stock, debt such as bonds, mortgage-related and other asset-backed securities, U.S. government securities and money market instruments. Typically maintains 75% in equities and at least 25% in debt (including money market instruments). May also invest in convertible securities, foreign debt securities and derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Asset allocation risk, convertible securities risk, derivatives risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth and Income Portfolio	Maximize total return.	Invests at least 65% of its total assets in equity securities of large U.S. companies believed to have significant potential for capital appreciation or income growth or both. Emphasizes stock of larger companies. May invest up to 25% in foreign issuers. May invest in derivatives, including but not limited to put and call options. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Growth Portfolio	Growth of capital.	Invests primarily in common stocks and securities of large U.S. companies (with a market capitalization of at least $3 billion) believed to have growth potential, although it may invest in companies of any size. The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, foreign investment risk, growth investing risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP High Yield Bond Portfolio	High level of current income and total return.	Invests at least 80% of its assets in a portfolio of high-yield (high risk) bonds, commonly referred to as "junk bonds". May also invest in investment grade debt securities, common stocks and preferred stocks, U.S. government securities, money market instruments and debt securities of foreign issuers including emerging market securities. May purchase structured debt obligations and engage in dollar roll transactions and swap agreements, including credit default swaps. May invest in derivatives and companies of any size. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit derivatives risk, credit risk, derivatives risk, emerging markets risk, foreign investment risk, high-yield, lower-grade debt securities risk, inability to sell securities risk, interest rate risk, other investment companies risk, portfolio turnover risk, price volatility risk, restricted and illiquid securities risk and securities lending risk.

33

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisors, B.V.	ING VP Index Plus International Equity Portfolio	Outperform the total return performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), while maintaining a market level of risk.	Invests at least 80% of its assets in stocks included in the MSCI EAFE® Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE® Index or its components. May also invest in convertible securities included in the MSCI EAFE® Index. At any one time, the sub-adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE® Index.	Convertible securities risk, derivatives risk, equity securities risk, foreign investment risk, inability to sell securities risk, index strategy risk, investment model risk, manager risk, market and company risk, market capitalization risk, market trends risk, other investment companies risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus LargeCap Portfolio	Outperform the total return performance of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), while maintaining a market level of risk.	Invests at least 80% of assets in equity securities included in the S&P 500® Index and have a market capitalization of at least $3 billion. May also invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus MidCap Portfolio	Outperform the total return performance of the Standard & Poor's MidCap 400 Index ("S&P 400 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of mid-capitalization companies included in the S&P 400 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, mid-capitalization company risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Index Plus SmallCap Portfolio	Outperform the total return performance of the Standard & Poor's SmallCap 600 Index ("S&P 600 Index"), while maintaining a market level of risk.	Invests at least 80% of assets in securities of small-capitalization companies included in the S&P 600 Index. May invest in derivatives. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, manager risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Intermediate Bond Portfolio	Maximize total return consistent with reasonable risk.	Invests at least 80% of its assets in bonds including, but not limited to, government, corporate, and mortgage bonds which are rated investment grade. May also invest in high-yield bonds ("junk bonds") but will seek to maintain a minimum average quality rating of investment grade. May also invest in preferred stocks, high quality money market instruments, municipal bonds, debt securities of foreign issuers, mortgage- and asset-backed securities, options and future contracts involving securities, security indices and interest rates. May engage in dollar roll transactions and swap agreements. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Credit risk, debt securities risk, derivatives risk, extension risk, foreign investment risk, high-yield, lower-grade debt securities risk, interest rate risk, mortgage-related securities risk, other investment companies risk, portfolio turnover risk, prepayment risk, price volatility risk, securities lending risk and U.S. government securities and obligations risk.

34

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Equity Portfolio	Long-term capital growth.	Invests at least 80% of its assets in equity securities. At least 65% of the Portfolio's assets will normally be invested in securities of companies of any size, principally traded in a number of different countries outside of the U.S. May also invest in emerging markets. These securities include common stocks and convertibles. May invest in derivative instruments, including futures. May invest in other investment companies including exchange-traded funds ("ETFs") to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Convertible securities risk, derivatives risk, emerging markets risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP International Value Portfolio	Long-term capital appreciation.	Invests at least 65% of assets in equity securities of issuers located in a number of different countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in emerging markets countries. May invest in government debt securities of developed foreign countries. May invest up to 35% of assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.	Convertible securities risk, debt securities risk, derivatives risk, emerging markets risk, foreign investment risk, inability to sell securities risk, market trends risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP MidCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of medium-sized U.S. companies (defined as those whose market capitalizations fall within the range of companies in the Russell MidCap® Growth Index) believed to have growth potential. May also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, inability to sell securities risk, market trends risk, mid-capitalization company risk, other investment companies risk, portfolio turnover risk, price volatility risk and securities lending risk.

Investment Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	ING VP Real Estate Portfolio	Total return.	Invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies of any market capitalization. Will generally not invest in companies with market capitalizations of less than $100 million. May invest in initial public offerings. The Portfolio is non-diversified.	Diversification risk, inability to sell securities risk, industry concentration risk, initial public offerings risk, manager risk, market trends risk, price volatility risk, real estate investment trusts risk and securities lending risk.

35

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Small Company Portfolio	Growth of capital.	Invests in at least 80% of assets in equity securities of small-capitalization companies (defined as those included in the S&P SmallCap 600 Index or Russell 2000® Index). The Portfolio may also invest in derivatives and foreign securities. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Derivatives risk, foreign investment risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP SmallCap Opportunities Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in equity securities of smaller, lesser-known U.S. companies (defined as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index). May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Inability to sell securities risk, market trends risk, other investment companies risk, price volatility risk, securities lending risk and small-capitalization company risk.

Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	ING VP Value Opportunity Portfolio	Growth of capital.	Invests at least 65% of its total assets in common stocks. The Portfolio may invest in companies of any size although it tends to invest a majority of its assets in companies with a market capitalization greater than $1 billion. May also invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies. May invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.	Foreign investment risk, other investment companies risk, price volatility risk, securities lending risk and value investing risk.

36

Description of the Investment Adviser, Sub-Adviser, Investment Objectives,
Main Investments and Risks of the Underlying Funds (continued)

Investment Adviser / Sub-Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Adviser: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Disciplined Value Portfolio	Long-term capital growth.	Invests in companies that present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. Invests in securities of mid-size companies, but may also invest a portion of its assets in securities of small- and large-sized companies when the sub-adviser believes more attractive value opportunities exist. May invest in any sector and may emphasize one or more particular sectors. May invest up to 25% of its assets in foreign securities.	Call risk, debt securities risk, equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, mid-capitalization company risk, portfolio turnover risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

Investment Manager: Directed Services, LLC Sub-Adviser: Wells Capital Management	ING Wells Fargo Small Cap Disciplined Portfolio	Long-term capital appreciation.	Invests at least 80% of its assets in the securities of small-capitalization companies (companies whose market capitalization is similar to that of companies in the Russell 2500TM Index at the time of purchase). May invest in any sector, and at times, the sub-adviser may emphasize one or more particular sectors. May also invest up to 25% of its total assets in foreign securities.	Equity securities risk, foreign investment risk, inability to sell securities risk, manager risk, market and company risk, market capitalization risk, sector risk, securities lending risk, small-capitalization company risk and value investing risk.

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

Asset Allocation is No Guarantee Against Loss

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. Furthermore, ING Investments' allocation of the Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio or in a different LifeStyle Portfolio reflecting a different degree of risk tolerance.

Performance of the Underlying Funds Will Vary

The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

Temporary Defensive Positions

The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short-term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

Conflict of Interest

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and either it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Underlying Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than the Portfolio.

ING Investments has informed the Trust's Board of Trustees ("Board") that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the Portfolio. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

Risks Associated with an Investment in the Underlying Funds

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

Asset Allocation Risk. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of markets, based upon judgments made by a sub-adviser. An

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Underlying Fund that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Asset-Backed Securities Risk. Certain Underlying Funds may invest in asset-backed securities. The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund's investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Borrowing Risk. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

Call Risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Commodities Risk. Certain Underlying Funds invest in commodities. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Convertible Securities Risk. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivatives Risk. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Credit Risk. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

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Currency Risk. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipts Risk. Certain Underlying Funds may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

Diversification Risk. The Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

Emerging Growth Risk. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in a Portfolio's net asset value and the value of your investment.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and

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rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

Foreign Investment Risk. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

Geographic Focus Risk. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

Growth Investing Risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential, they may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Headline Risk. To take advantage of an attractive valuation, an Underlying Fund may invest in a company when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual shareholder report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. There is a risk that the company's stock may never recover.

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High-Yield, Lower-Grade Debt Securities Risk. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

Inability to Sell Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Income Risk. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

Index Strategy Risk. Certain Underlying Funds use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between an Underlying Fund and the index performance may be affected by the Underlying Fund's expenses, and the timing of purchases and redemptions of the Underlying Fund's shares.

Industry Concentration Risk. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

Inflation-Index Bonds Risk. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Initial Public Offerings ("IPOs") Risk. IPOs may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

Interest Rate Risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment by Funds-of-Funds Risk. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund

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accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Investment Models Risk. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Investment Style Risk. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

Issuer Concentration Risk. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

Leveraging Risk.  Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, reverse repurchase agreements and dollar rolls. To mitigate leveraging risk, an Underlying Fund will segregate liquid assets on the books of the Underlying Fund or otherwise cover the transactions. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases or decreases in the value of an Underlying Fund's portfolio will be magnified when the Underlying Fund uses leverage. An Underlying Fund will also have to pay interest on its borrowings, reducing the Underlying Fund's return. This interest expense may be greater than an Underlying Fund's return on the underlying investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Manager Risk. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to mid-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Market and Company Risk. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

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Market Capitalization Risk. Stocks fall into three broad market capitalization categories — large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or mid-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in small- and mid-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and mid-capitalization companies may decline significantly in market downturns.

Market Trends Risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Maturity Risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.

Mid-Capitalization Company Risk. Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Mortgage-Related Securities Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

Natural Resources Risk.  Certain Underlying Funds invest in securities of companies involved in natural resources. These securities of may be subject to broad price fluctuations, reflecting volatility of energy and basic materials' prices and possible instability of supply of various natural resources. In addition, some companies may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs. The production and marketing of natural resources may be affected by action and changes in governments.

Over-the-Counter ("OTC") Investment Risk. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

Other Investment Companies Risk. Certain of the Underlying Funds may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the

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investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, certain Underlying Funds may invest their assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). An Underlying Fund's purchase of shares of an ING Money Market Fund will result in the Underlying Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Underlying Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Underlying Fund invests resulting from the Underlying Fund's investment into the ING Money Market Fund.

Portfolio Turnover Risk. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

Prepayment Risk. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

Price Volatility Risk. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Real Estate Investment Trusts ("REITs") Risk. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

Restricted and Illiquid Securities Risk. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund's sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Risk Arbitrage Securities and Distressed Companies Risk.  Certain Underlying Funds, and in particular the ING Franklin Mutual Shares Portfolio, may invest in risk arbitrage securities and distressed companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the Underlying Fund's sub-adviser believes are cheap

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More Information on Risks (continued)

relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger or other restructuring, tender or exchange offer proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Sector Risk. A sector is a group of selected industries, such as technology. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.

Securities Lending Risk. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

Small-Capitalization Company Risk. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, an Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Sovereign Debt Risk. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Special Situations Risk. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

U.S. Government Securities and Obligations Risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government

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More Information on Risks (continued)

securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Value Investing Risk. Certain Underlying Funds invest in "value" stocks. A sub-adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

Zero-Coupon Risk. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

Management and Other Service Providers

Management of the Portfolio

Adviser. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to appoint an additional non-affiliated sub-adviser or replace a non-affiliated sub-adviser, as well as change the terms of a contract with a non-affiliated sub-adviser without shareholder approval. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio's assets and the purchase and sale of portfolio securities for the Portfolio. For its investment management services provided to the Portfolio, ING Investments will receive a management fee equal to 0.14% of the Portfolio's average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, the advisory fee for the Portfolio reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report to be dated December 31, 2007.

Asset Allocation Committee. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Asset Allocation Committee considers the quarterly and annual recommendations of Ibbotson Associates and ING IM reviews their basis for arriving at these recommendations, and determines the asset allocations for the Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

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Management and Other Service Providers (continued)

The members of the Asset Allocation Committee are: William A. Evans and Michael J. Roland.

William A. Evans, CFA, Vice President, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING's mutual funds administration.

William A. Evans has been on the Asset Allocation Committee since May 2004. Michael J. Roland has been on the Asset Allocation Committee since April 2007.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.

Consultants

Information about Ibbotson Associates. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

Information about ING Investment Management Co.

ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2006, ING IM managed approximately $68.05 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York, 10169.

Portfolio Distribution

ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

On December 29, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from Directed Services, Inc. ("DSI") to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolios.

ING Funds Distributor is a member of the Financial Industry Regulatory Authority ("FINRA"). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from FINRA.

Rule 12b-1 Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of the Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of 0.25% to ING Funds Distributor, as the Distributor, to pay or reimburse certain distribution-related expenses. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other

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Management and Other Service Providers (continued)

types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a)  printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d)  obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the LifeStyle Portfolios including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f)  compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g)  financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the portfolio's Service 2 Class shares.

Service Fees

The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 Class shares of the Portfolio. The Agreement allows ING Funds Distributor, as the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Service 2 Class shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to ING Funds Distributor at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.

How ING Compensates Entities Offering Its Portfolios as Investment Options in their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or Distributor (collectively "ING"), out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's investment adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, since the Portfolio is not sub-advised, ING may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

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Management and Other Service Providers (continued)

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The Portfolio, the Adviser, and the Distributor are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Administrative Services

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

Information for Investors

About Your Investment

The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

Interests of the Holders of Variable Contracts and Qualified Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

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Information for Investors (continued)

Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem the Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment options.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

Pricing of Portfolio Shares

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive a day's price, your order must be received by the earlier of 4:00 p.m. Eastern time or Market Close. The Portfolio reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Purchase and Redemption of Shares

The Portfolio is available to serve as an investment option through Variable Contracts and Qualified Plans outside the separate account context. The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of a portfolio, management investment companies and other investors permitted under the federal tax regulations, revenue ruling or private letter ruling issued by the Internal Revenue

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Information for Investors (continued)

Service. Purchases and redemptions of shares may be made only by separate accounts of insurance companies for the purpose of funding Variable Contracts, Qualified Plans, other investment companies or other permitted investors. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company or your plan documents for information on how to direct investments in, or redemptions from an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Trust's behalf.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as an investment option for the Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. Such policies may be more or less restrictive than the Portfolio's policy. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, if the Portfolio determines that such purchase order is not to be in the best interest of the Portfolio. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

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Information for Investors (continued)

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

Portfolio Holdings Disclosure Policy

A description of the polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a month-end basis and makes it available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month. The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the next calendar month or until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Additional Information about the LifeStyle Portfolios

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.

Percentage and Rating Limitation

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A Word About Portfolio Diversity

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

Taxes and Distributions

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

53

Financial Highlights

Financial highlights are not available because the Portfolio had not commenced operations as of December 31, 2006 (the Portfolio's fiscal year end).

54

WHERE TO GO TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated October 17, 2007, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolio's investments will be available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's Statement of Additional Information or to make inquiries about the Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.

10/17/07  SEC File No. 811-05629

ING INVESTORS TRUST
7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

800-366-0066

STATEMENT OF ADDITIONAL INFORMATION

October 17, 2007

ING LifeStyle Conservative Portfolio

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information (“SAI”) relates to the ING LifeStyle Conservative Portfolio (“Portfolio”), a series of ING Investors Trust (“Trust”). A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolio, dated October 17, 2007, that provide the basic information you should know before investing in the Portfolio, may be obtained without charge from the Portfolio or the Portfolio’s principal underwriter, ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”) at the address listed above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated October 17, 2007, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used  as defined terms in the Prospectuses.

Copies of the Portfolio’s Prospectuses and annual or semi-annual shareholder reports (when available) may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.

Shares of the Portfolio are sold to insurance company separate accounts (“Separate Accounts”), so that the Portfolio may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”). The Portfolio also may sell its shares to certain other investors, such as qualified pension and retirement plans (“Qualified Plans”), insurance companies, and any investment adviser to the Portfolio as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolio. Shares of the Portfolio are currently offered to separate accounts (“Variable Accounts”) of insurance companies that are subsidiaries of ING Groep N.V. (“ING Groep”). For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

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TABLE OF CONTENTS

INTRODUCTION	1
HISTORY OF THE TRUST	1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES	1
INVESTMENT RESTRICTIONS	48
FUNDAMENTAL INVESTMENT RESTRICTIONS	48
MANAGEMENT OF THE TRUST	50
INFORMATION ABOUT THE TRUSTEES	51
SHARE OWNERSHIP POLICY	56
TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS	56
BOARD	57
Frequency of Board Meetings	57
Committees	57
Compensation of Trustees	60
INDEPENDENT TRUSTEE OWNERSHIP OF SHARES	62
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	63
ADVISER	63
ASSET ALLOCATION COMMITTEE	65
INFORMATION ABOUT ING INVESTMENT MANAGEMENT, CO.	66
EXPENSE LIMITATION AGREEMENT	66
ADMINISTRATOR	67
DISTRIBUTION OF TRUST SHARES	67
DISTRIBUTION PLAN FOR SERVICE 2 CLASS SHARES	68
SHAREHOLDER SERVICE PLAN FOR CLASS S AND SERVICE 2 CLASS SHARES	69
CODE OF ETHICS	70
DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES	71
PROXY VOTING PROCEDURES	72
PORTFOLIO TRANSACTIONS AND BROKERAGE	72
PORTFOLIO TURNOVER	75
NET ASSET VALUE	76
PERFORMANCE INFORMATION	77
TAXES	79
OTHER INFORMATION	82
CAPITALIZATION	82
VOTING RIGHTS	82
PURCHASE OF SHARES	82
REDEMPTION OF SHARES	83
EXCHANGES	83
CUSTODIAN	83
TRANSFER AGENT	84
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	84
LEGAL COUNSEL	84
REGISTRATION STATEMENT	84
FINANCIAL STATEMENTS	84
APPENDIX A: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDLINES	B-1

INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class shares of the Portfolio, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended solely for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and some investment techniques. Some of the Portfolio’s investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, the Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses that the investment adviser, ING Investments, LLC (“ING Investments”) reasonably believes is compatible with the investment objectives and polices of the Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 64 investment portfolios. The Trust is authorized to issue multiple portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust currently has authorized 64 Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains only to ING LifeStyle Conservative Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolio normally invests all of its assets in shares of other ING mutual funds (“Underlying Funds”), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolio does not invest directly in securities. However, the Portfolio is subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. Government Securities

U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (“GNMA”) certificates, described in the section on “Mortgage-Backed Securities,” and Federal Housing Administration (“FHA”) debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

Municipal Securities

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”). Municipal Bonds share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Moral Obligation Securities

Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Municipal Lease Obligations

Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

An Underlying Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations

Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Industrial Development and Pollution Control Bonds

Certain of the Underlying Funds may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Custodial Receipts and Trust Certificates

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATs”).

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.

Corporate Debt Securities

Certain of the Underlying Funds may invest in corporate debt securities, as stated in the Underlying Funds’ investment objectives and policies in the relevant Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Underlying Funds’ may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor’s Rating Corporation (“Standard & Poor’s” or “S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated by S&P or Moody’s, of equivalent quality as determined by the sub-adviser.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

Moody’s or Standard & Poor’s do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund’s adviser.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Underlying Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

High-Yield Bonds

Certain of the Underlying Funds may invest in high-yield bonds. “High-Yield Bonds” (commonly referred to as “junk bonds”), are bonds rated lower than Baa3 by Moody’s or BBB- by Standard & Poor’s, or, if not rated by Moody’s or Standard & Poor’s, of equivalent quality. In general, high-yield bonds are not considered to be investment grade and investors should consider the risks associated with high-yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high-yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high-yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High-yield bonds are regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Many of the outstanding high-yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high-yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high-yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High-yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high-yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high-yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high-yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high-yield bond, and could adversely affect and cause large fluctuations in the daily net asset value (“NAV”) of the Underlying Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thinly traded market. When secondary markets for high-yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high-yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high-yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

Participation on Creditors Committees

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Brady Bonds

Certain of the Underlying Funds may invest in Brady Bonds. “Brady Bonds” are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation’s reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.

Banking Industry And Savings Industry Obligations

Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations (“S&Ls”). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See “Foreign Securities” discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund’s investment policies. Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

(i)            the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard and Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

(ii)           in the case of a U.S. bank or S&L, its deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) or the Savings Association Insurance Fund (“SAIF”), as the case may be; and

(iii)          in the case of a foreign bank, the security is, in the determination of the sub-adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Savings Association Obligations

Certain of the Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or S&Ls that have capital, surplus and undivided profits in excess of $100 million, based on the latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

All of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes (“ECN”)), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by Standard & Poor’s; (ii) if not rated by either Moody’s or Standard & Poor’s, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or Standard & Poor’s; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or Standard & Poor’s; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody’s and Standard & Poor’s ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Trust’s Board of Trustees (“Board”) shall not be considered to be restricted.

International Debt Securities

Certain of the Underlying Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts (“ADRs”), consistent with each Underlying Fund’s policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Underlying Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Underlying Funds’ investment income may be received or realized in foreign currencies, the Underlying Funds would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Sovereign Debt

Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.

Passive Foreign Investment Companies

Certain of the Underlying Funds may invest in securities of “passive foreign investment companies” (“PFICs”). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the Investment Company Act of 1940 (“1940 Act”) and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund’s assets may be invested in such securities.

Mortgage-Backed Securities

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property. See “U.S. Government Securities.”

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

Commercial Mortgage-Backed Securities

Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Adjustable Rate Mortgage Securities

Certain of the Underlying Funds may invest in adjustable rate mortgage securities (“ARMS”). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed-rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of the Portfolio, the National Median Cost of the Portfolio, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Stripped Mortgage-Backed Securities

Certain of the Underlying Funds may invest in stripped mortgage-backed securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Underlying Fund’s limitations on investment in illiquid securities.

Collateralized Mortgage Obligations

Certain of the Underlying Funds may invest in collateralized mortgage obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

Foreign Mortgage-Related Securities

Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Agency Mortgage Securities

Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA Certificates

Certain of the Underlying Funds may invest in GNMA certificates (“GNMA Certificates”). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of FHA-insured or Veterans Administration (“VA”)-guaranteed mortgages.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as “modified pass-through” securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the FHLMC and the FNMA, trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA Certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA Certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA Certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations

Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues real estate mortgage investment conduits (“REMICs”) certificates (“REMIC Certificates”), which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA Certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Privately-Issued Mortgage-Backed Securities

Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by  trusts  or  other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Subordinated Mortgage Securities

Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

Asset-Backed Securities

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolio takes the position that such instruments do not represent interests in any particular industry or group of industries.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

Collateralized Debt Obligations

Certain of the Underlying Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A, under the 1933 Act, transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Loan Participations

Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower’s obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund’s daily share price.

Delayed Funding Loans and Revolving Credit Facilities

Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund’s investment restriction relating to the lending of funds or assets.

To Be Announced (“TBA”) Sale Commitments

TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero-Coupon and Pay-in-Kind Bonds

Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund’s distribution obligations.

Eurodollar and Yankee Dollar Instruments

Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See “Foreign Investments.”

Inflation-Indexed Bonds

Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Bonds

Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.”  If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the

Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Guaranteed Investment Contracts

Certain of the Underlying Funds may invest in guaranteed investment contracts (“GICs”). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Credit-Linked Notes

Certain of the Underlying Funds may invest in credit-linked notes (“CLN”). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.

Trust-Preferred Securities

Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments and are treated by the Underling Funds as a debt instrument. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS

Common Stock and Other Equity Securities

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company’s organization and operations.

Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund’s assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

Preferred Stock

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

Certain of the Underlying Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Warrants

Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.

Eurodollar Convertible Securities

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund’s transactions in derivative instruments may include:

•                                          the purchase and writing of options on securities (including index options) and options on foreign currencies;

•                                          the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•                                          entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.

The success of transactions in derivative instruments depends on the sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include:  adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser’s judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund’s investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund’s volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

General Description of Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

Interest Rate Futures Contracts

An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.

Options on Futures Contracts

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in “Options on Securities and Securities Indices.”

Stock Index Futures Contracts

A “stock index” assigns relative values to the common stock included in an index (for example, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(1)                               when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

(a)                                        forego possible price appreciation;

(b)                                       create a situation in which the securities would be difficult to repurchase; or

(c)                                        create substantial brokerage commissions;

(2)                               when a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

(3)                                  to close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Stock index futures might also be purchased:

(1)                                  if an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or

(2)                                  to close out stock index futures sales transactions.

Each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund’s securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund’s exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities (“initial margin”). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Straddles

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Investment In Gold And Other Precious Metals

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (“Code”), each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.

Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the

Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

Gold Futures Contracts

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund’s hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Limitations

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by an Underlying Fund. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Purchasing Options on Securities

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities (“LEAPs”) and Buy Write Option Unitary Derivatives (“BOUNDs”). LEAPs provide the holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities’ capital appreciation up to a fixed dollar amount.

Risks of Options Transactions

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund’s NAV being more sensitive to changes in the value of the underlying securities.

Writing Covered Call and Secured Put Options

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is “covered” or “secured” by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.

Options on Securities Indices

Certain of the Underlying Funds may purchase or sell call and put options on securities indices for the same purposes as it purchase or sells options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

Over-the-Counter Options

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions (“OTC Options”), as well as exchange-traded or “listed” options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the  Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the SEC has taken the position that purchased OTC Options and assets used to cover written OTC Options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund’s assets (“SEC illiquidity ceiling”). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund’s assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the Commodities Futures Trading Commission’s (“CFTC”) and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations  proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. Certain of  the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of  the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

Options On Foreign Currencies

Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (i.e., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Credit Default Swaps

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

Variable and Floating Rate Securities

Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days’ notice; in other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

Lease Obligation Bonds

Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund’s limit on illiquid securities.

Structured Securities

Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Indexed Securities

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Hybrid Instruments

Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet an Underlying Fund’s needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of an Underlying Fund. Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that an Underlying Fund’s investment in Hybrid Instruments will account for more than 10% of an Underlying Fund’s return (positive or negative).

Dollar Roll Transactions

Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or “covered rolls” in which an Underlying Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term “dollar roll” refers to dollar rolls that are not “covered rolls.”  At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. “Covered rolls” are not subject to these segregation requirements. Dollar roll transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund’s other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

Foreign Securities

Certain of the Underlying Funds may invest in equity securities of foreign issuers, including ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the “Banking Industry and Savings Industry Obligations” discussion in this SAI for further description of these securities.

Certain of the Underlying Funds may have no more than 25% of their total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund’s investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Debt Securities Issued or Guaranteed by Supranational Organizations

Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Depositary Receipts

Certain of the Underlying Funds may invest in Depositary Receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored Depositary Receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored  Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

Foreign Bank Obligations

Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Transactions

Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

Forward Currency Contracts

Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to “lock in” the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund’s securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

Options on Foreign Currencies

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a “surrogate” currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency’s exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund’s position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

Foreign Currency Warrants

Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Currency Management

An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

Exchange Rate-Related Securities

Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund’s purchase of this type of security would result in the issuance of a “senior security” within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

Performance Indexed Paper

Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Corporate Reorganizations

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

Repurchase Agreements

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.

Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund’s Board, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund’s limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See “Borrowing” for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When an Underlying Fund invests in other investment companies, shareholders of the Underlying Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Certain of the Underlying Funds may invest in shares issued by other investment companies to the extent permitted by the 1940 Act  and the rules and regulations thereunder or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as “SPDRs” and/or “iShares”, as defined below. Certain Underlying Funds may invest in Exchange Traded Funds, as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund’s total assets in the investment company; or (3) invest more than 10% of the Underlying Fund’s total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company’s expenses, including management fees in the case of a management investment company.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying indices. Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them in the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when an Underlying Fund invests in ETFs, shareholders of the Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Standard & Poor’s Depositary Receipts

Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities traded on the American Stock Exchange (“AMEX”) that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.

iShares MSCI Index Shares

Certain of the Underlying Funds may invest in iShares MSCI Index Shares (“iShares”) (formerly known as World Equity Benchmark Shares (“WEBS”)). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indices. Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See “Exchange Traded Funds”).

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are trust-issued receipts that represent a Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when the company first offers securities to the public. Certain of the Underlying Funds may, consistent with its investment policies, invest in IPOs. IPOs occur when a company’s securities at the time the company first offers securities to the public, that is, at the time of the company’s IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Underlying Funds’ adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds. Any signs from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds’ shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds’ performance when the Underlying Funds’ asset bases are small. Consequently, IPOs may constitute a significant portion of the Underlying Funds’ returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds’ assets as it increases in size and, therefore, have a more limited effect on the Underlying Funds’ performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear. In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

Short Sales

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.

The Underlying Fund’s obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

Short Sales Against the Box

A short sale “against the box” is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for federal income tax purposes on the security owned by the Underlying Fund. Short Sales against the box are not subject to the percentage limitations on short sales described in the Prospectuses.

Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

Restricted Securities

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act (“restricted securities”), including those that can be offered and sold to qualified institutional buyers (“QIBs”) under Rule 144A under the 1933 Act (“Rule 144A securities”). An Underlying Fund’s Board, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund’s limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds’ inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some Rule 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other Rule 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to QIBs. Nonetheless, a small market exists for trading Rule 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Borrowing

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund’s NAV; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the NAV of the Underlying Fund’s shares. An Underlying Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund’s borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.

Lending Portfolio Securities

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund’s investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

Real Estate Investment Trusts (“REITs”)

Certain of the Underlying Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

Risks Associated with the Real Estate Industry

Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•                  possible declines in the value of real estate;

•                  adverse general or local economic conditions;

•                  possible lack of availability of mortgage funds;

•                  overbuilding;

•                  extended vacancies of properties;

•                  increases in competition, property taxes and operating expenses;

•                  changes in zoning or applicable tax law;

•                  costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•                  casualty or condemnation losses;

•                  uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and

•                  unfavorable changes in interest rates.

In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

Hard Asset Securities

The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

Small Companies

Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security. It is possible that an Underlying Fund’s adviser or an affiliate or client of an Underlying Fund’s adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.

Unseasoned Companies - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Private Funds

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Underlying Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

Strategic Transactions

Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser’s ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

Special Situations

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Internet And Internet-Related Companies

Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.

Risk Considerations Regarding The Internet Industry

The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations and financial condition.

Principal Exchange Rate Linked Securities

Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the

U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Temporary Defensive Investments

For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed-income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

Portfolio Turnover

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the LifeStyle Portfolio’s investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund’s shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities. The investment objective, and all policies of the Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, the Portfolio may not:

1.

invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities);

2.	make investments for the purpose of exercising control or management;

3.	purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

4.

make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time;

5.	issue senior securities to the extent such issuance would violate applicable law;

6.

borrow money, except that the Portfolio (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio’s investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

7.	underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities; or

8.

purchase or sell commodities or contracts on commodities, except to the extent the Portfolio may do so in accordance with applicable law and the Portfolio’s Prospectus and SAI, as they may be amended from time to time.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolio with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolio without receiving prior shareholder approval of the change.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust. The Board governs the Portfolio, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance. As of October 17, 2007, the Trustees are John V. Boyer, Patricia W. Chadwick, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, David W.C. Putnam, John G. Turner and Roger B. Vincent. The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Ernest J. C’DeBaca, Robert Terris, Robyn L. Ichilov, Lauren D. Bensinger, Maria M. Anderson, Denise Lewis, Kimberly K. Palmer, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table below is information about each Trustee:

INFORMATION ABOUT THE TRUSTEES

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee
Independent Trustees

John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007), and Executive Director, The Mark Twain House & Museum (4) (September 1989 – November 2005).	180	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	180	Wisconsin Energy (June 2006 – Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	January 1997 – Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	180	Midamerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Trustee	January 2005 – Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	180	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	180	Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); and Romanian-American Enterprise Fund (February 2004 – Present).

David W.C. Putnam 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Trustee	February 2002 – Present	Chair, Board of Directors and President, F.L. Putnam Securities Company, Inc. (June 1978 – Present).	180	Principled Equity Market Trust (December 1996 – Present); and Asian American Bank and Trust Company (June 1993 – Present).

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in ING Fund Complex Overseen by Trustee (2) (3)	Other Directorships Held by Trustee
Roger B. Vincent(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Chairman and Trustee	January 1994 – Present	President, Springwell Corporation (March 1989 – Present).	180	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

Trustees who are “Interested Persons”

John G. Turner (6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 67	Trustee	February 2002 – Present	Retired.	180	Hormel Foods Corporation (March 2000 – Present); ShopKo Stores, Inc. (August 1999 – December 2005); and Conseco, Inc.. (September 2003 – Present).

(1)  Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the conclusion of the first regularly scheduled quarterly meeting of the Board that is held after: (a) the Trustee reaches the age of 70, if tht Trustee qualifies for a retirement benefit as discussed in the Board’s retirment policy; or (b) the Trustee reaches the age of 72 or has served as a Trustee for 15 years, whichever occurs first, if that Trustee does not qualify for the retirement benefit. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of September 30, 2007.

(3)  For purposes of this table, “ING Funds Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING International High Dividend Equity Income Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Varable Insurance Trust; ING Variable Products Trust;  and ING Partners Inc.

 (4)  Shaun Mathews, President of ING USFS Mutual Funds and Investment Products,has held a seat on the Board of Directors of The Mark Twain House & Museum since September 19, 2002. ING Groep makes non-material, charitable contributions to The Mark Twain House & Museum.

(5)  Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares.

(6)  “Interested person” of the Trust as defined in the 1940 Act because of his relationship with ING Groep, the parent corporation of  the Adviser, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

Information about the Trust’s Officers is set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews(6) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC(2) and ING Funds Services, LLC(3) (December 2006 – Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004); and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	March 2003 – Present

Head of Mutual Fund Platform (February 2007 – Present); and Executive Vice President, ING Investments LLC(2) and ING Funds Services, LLC(3) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2), (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	March 2003 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, AZ 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present), ING Investments, LLC(2) and Directed Services, LLC(5) (March 2006 – Present) and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC (3) (April 2005 – Present). Formerly, Vice President, ING Fund Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Ernest J. C’DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President	May 2006 – Present

Senior Vice President, ING Investments, LLC(2) (December 2006 – Present); and ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present); and Vice President, Head of Division Operations, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President Treasurer	January 2003 – Present March 2003 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 30	Assistant Vice President	January 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel of AIG American General (January 1999 – November 2002).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)        The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)        ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)        ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)        ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)        Directed Services, LLC is the successor in interest to Directed Services, Inc.

(6)        Mr. Mathews commenced services as CEO and President of the ING Funds on November 11, 2006.

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially shares of one or more funds managed by the ING entities at all times (“Policy”). For this purpose, beneficial ownership of the Portfolio’s shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolio.

Under this Policy, the initial value of investments in mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000. Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership requirement was set at $100,000 in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee. A decline in the value of the Portfolio’s investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

TRUSTEES’ PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2006:

Name of Trustee	ING LifeStyle Conservative Portfolio(1)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees

John V. Boyer	None	None

Patricia W. Chadwick(2)	None	Over $100,000

J. Michael Earley	None	$50,001 — $100,000

Patrick W. Kenny	None	$10,001 - $50,000 $50,001 - $100,000(3)

Sheryl K. Pressler(2)	None	$50,001 - $100,000(3)

David W.C. Putnam	None	Over $100,000

Roger B. Vincent	None	Over $100,000 $50,001 - $100,000(3)

Trustee who is an “Interested Person”

John G. Turner	None	Over $100,000

(1)   The Portfolio had not commenced operations as of December 31, 2006.

(2)   Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(3)   Held in a Deferred Compensation Account.

Board

The Board governs the Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Compliance Committee each meets regularly four (4) times per year; the Investment Review Committees meet six (6) times per year; the Contracts Committee meets seven (7) times per year; and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective May 10, 2007, changes were made to the Board’s Committee structure. In particular, the Committee memberships changed on that date, and these changes are reflected in the discussion of the Committees that is set out below. In addition, prior to May 10, 2007, the Board had a Valuation, Proxy and Brokerage Committee. Effective May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined. The Compliance Committee was the surviving Committee and now oversees valuation, proxy and brokerage matters, as well as compliance issues. We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007. Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee. The Board has established an Executive Committee, whose function is to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act. The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Turner, Boyer and Vincent. Mr. Vincent, Chairman of the Board, serves as Chairperson of the Executive Committee.

Prior to May 10, 2007, the Executive Committee consisted of two (2) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act. During the period prior to May 10, 2007, the following Trustees served as members of the Executive Committee: Messrs. Turner, Vincent and Patton. Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held no meetings during the fiscal year ended December 31, 2006.

Audit Committee. The Board has established an Audit Committee, whose functions include, among others, meeting with the independent registered public accounting firm of the Portfolio to review the scope of the Portfolio’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters, among other things. The Audit Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Audit Committee:  Messrs. Earley and Putnam and Ms. Chadwick. Mr. Earley currently serves as Chairperson of the Audit Committee, and also has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

Prior to May 10, 2007, the following Trustees served as members of the Audit Committee: Messrs. Earley, Kenny, Vincent and Putnam and Ms. Pressler. During the period prior to May 10, 2007, Mr. Earley served as Chairperson of the Audit Committee and Mr. Kenny was designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolio. The

Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance, and oversight of the CCO. The Board also oversees quarterly compliance reporting.

Effective May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee. As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Portfolio’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of four (4) Independent Trustees: Messrs. Boyer, Kenny and Vincent and Ms. Pressler. Mr. Kenny currently serves as Chairperson of the Compliance Committee.

Prior to May 10, 2007, the Compliance Committee consisted of five (5) Independent Trustees:  Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny served as the Chairperson of the Compliance Committee during the period prior to May10, 2007.

The Compliance Committee held four (4) meetings during the fiscal year ended December 31, 2006.

Valuation, Proxy and Brokerage Committee. As is discussed above, prior to May 10, 2007 the Board had established and in place a Valuation, Proxy and Brokerage Committee. On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee. The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others: reviewing the determination of the value of securities held by the Portfolio for which market value quotations are not readily available; overseeing management’s administration of Proxy voting; and overseeing the effectiveness of each investment adviser’s usage of the Portfolio’s brokerage; and overseeing the investment adviser’s compliance with changing regulation regarding the allocation of brokerage for services (other than pure trade executions). The Valuation, Proxy and Brokerage Committee consisted of three (3) Independent Trustees. The following Trustees served as members of the Valuation, Proxy and Brokerage Committee:  Ms. Chadwick and Messrs. Boyer and Patton. Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held five (5) meetings during the fiscal year ended December 31, 2006.

Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Portfolio’s Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Portfolio’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolio with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs. Boyer, Kenny and Vincent and Ms. Chadwick. Mr. Boyer serves as Chairperson of the Nominating and Governance Committee.

Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Trustees. The following Trustees served as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent. During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held one (1) meeting during the fiscal year ended December 31, 2006.

Investment Review Committees. The Board has established two Investment Review Committees to, among other things, monitor the investment performance of the Portfolio and make recommendations to the Board with respect to the Portfolio.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” as defined in the 1940 Act.. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Earley, Putnam and Turner. Ms. Chadwick serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds was comprised of five (5) Independent Trustees and one (1) Trustee who is an “interested person,” as defined in the 1940 Act, of the Portfolio. During the period prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent. Mr. Vincent served as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2006.

The Investment Review Committee for the International/Balanced/Fixed Income Funds currently consists of  four (4) Independent Trustees. The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Ms. Pressler and Messrs. Boyer, Kenny and Vincent. Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of  four (4) Independent Trustees. During the period prior to May 10, 2007, the following Trustees served as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Dr. Gitenstein, Ms. Pressler and Messrs. Boyer, and Kenny. Mr. Boyer served as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held seven (7) meetings during the fiscal year ended December 31, 2006.

The Investment Review Committee for the International/Balanced/Fixed Income Funds is the Committee that is currently responsible for monitoring the investment performance of the Portfolio.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee include, among other things:  (1) identifying the scope and format of information to be provided by service providers in connection with contract renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Vincent and Putnam. Ms. Pressler serves as Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contracts Committee consisted of six (6) Independent Trustees. The following Trustees served as members of the Contracts Committee:  Mses. Chadwick and Pressler and Messrs. Boyer, Kenny, Patton and Vincent. Ms. Pressler served as the Chairperson of the Contracts Committee.

The Contracts Committee held seven (7) meetings during the fiscal year ended December 31, 2006.

Compensation of Trustees

A new compensation policy went into effect July 1, 2007. Pursuant to this policy, each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board of any Committee attended. Further, each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings. Further, Committee Chairpersons receive an additional annual retainer for their services in that capacity.

The Portfolio pays to each Trustee who is not an interested person of the Portfolio a pro rata share of an annual retainer of $200,000. The Portfolio also pays a pro rata portion of the following fees: (i) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (ii) Mses. Chadwick and Pressler and Messrs, Earley, Boyer(1) and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iii) the Trustees’ out-of-pocket expenses for attendance at Board meetings. The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets, computed as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, Directed Services, LLC for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee meeting attended. Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and received a fee that consisted of an annual retainer component and a meeting fee component.

(1) Mr. Boyer receives an annual retainer of $40,000 for his services as the Chairperson of the Investment Review Committee – International/Balanced/ Fixed Income, and he may receive up to $10,000 for his services as the Chairperson of the Nominating and Governance Committee. The $2,500 retainer payable to Mr. Boyer each quarter for his services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter. If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000.

Prior to July 1, 2007, the Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses. Chadwick and Pressler and Messrs. Earley, Boyer, Kenny, Vincent and Dr. Gitenstein(2), as Chairpersons of Committees of the Board, each received an additional annual retainer of $10,000, $15,000, $20,000, $20,000, $10,000, $20,000 and $10,000, respectively. Mr. Patton, as Chairperson of the Board, received an additional retainer of $30,000);  (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any Committee meeting (Chairpersons of Committees of the Board received an additional $1,000 for each Committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio was based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by ING Investments or its affiliate, Directed Services, LLC, for which the Trustees served in common as Trustees.

The following table sets forth information provided by ING Investments regarding the estimated future compensation of the Trustees by the Portfolio for the fiscal year ending December 31, 2007, and the actual compensation of the Trustees by other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2006. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

(2)   The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500 which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

Compensation of Trustees

Name of Person, Position	ING LifeStyle Conservative Portfolio(1)	Estimated Annual Benefits Upon Retirement(2)	Total Compensation from Registrant and Fund Complex Paid to Trustees (3) (4)
John V. Boyer, Trustee	$58	N/A	$200,000
Patricia W. Chadwick, Trustee(5)	$41	N/A	$143,000
J. Michael Earley, Trustee	$46	N/A	$158,000
R. Barbara Gitenstein, Trustee(6)	$45	N/A	$156,000
Patrick W. Kenny, Trustee(7)	$52	N/A	$178,000
Thomas J. McInerney Trustee(8) (9)	N/A	N/A	N/A
Walter H. May, Trustee(10)	$0	N/A	$174,000
Jock Patton, Trustee(11)	$0	N/A	$208,000
Sheryl K. Pressler, Trustee(5) (7)	$45	N/A	$155,000
David W.C. Putnam, Trustee	$40	N/A	$137,000
John G. Turner, Trustee(8)	N/A	N/A	N/A
Roger B. Vincent, Trustee(7)	$61	N/A	$211,000
Richard A. Wedemeyer, Trustee(12)	$90	N/A	$311,050

(1)           The Portfolio had not commenced operations as of December 31, 2006 and therefore, did not pay compensation to any trustees during the fiscal year ended December 31, 2006. the compensation presented is estimated for the fiscal year ended December 31, 2007.

(2)           The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(3)           Represents compensation for 176 funds (total in Fund Complex as of December 31, 2006).

(4)           Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(5)           Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(6)           Dr. Gitenstein retired from the Board effective September 10, 2007.

(7)           During the fiscal year ended December 31, 2006, Ms. Pressler and Messrs. Kenny and Vincent deferred 55,000, $44,500 and $52,750, respectively, of their compensation from the Fund Complex.

(8)           “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, the parent corporation of each of ING Investments, LLC and ING Funds Distributor, LLC. Officers and Trustees who are interested persons do not receive any compensation from the Portfolios or Fund Complex.

(9)           Mr. McInerney resigned from the Board effective April 28, 2006.

(10)         Mr. May retired from the Board effective January 11, 2007.

(11)         Mr. Patton retired from the Board effective June 30, 2007.

(12)         Mr. Wedemeyer retired from the Board effective May 25, 2006.

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee’s (and his immediate family members) share ownership in securities of the Trust’s adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2006.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler(1)	N/A	N/A	N/A	$0	N/A
David W. C. Putnam	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)   Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of October 3, 2007, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, a global financial services holding company based in the Netherlands, or any affiliated companies of ING Investments or ING Groep. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the Portfolio may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts (“VA Contracts”) and variable life insurance contracts (“VLI Contracts”), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. Because the Portfolio has not yet commenced operations, none of the Trustees and officers of the Trust owned any of the outstanding shares of the Portfolio. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Portfolio without the consent or approval of shareholders.

ADVISER

ING Investments serves as the adviser to the Portfolio pursuant to a management agreement between ING Investments and the Trust (“Advisory Agreement”). ING Investment’s principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is Limited Liability Company that is an indirect, wholly-owned subsidiary of ING Groep. ING Investments is registered with the SEC as an investment adviser.

ING Investments began providing investment management services in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and the Portfolio. The services include, but are not limited to, (i) coordinating for the Portfolio, at ING Investments’ expense, all matters relating to the operation of the Portfolio, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio’s portfolio), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at ING Investments’ expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the Portfolio as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the Portfolio required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolio as required by applicable law in connection with the Portfolio; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investments’ expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolio contemplated in the Advisory Agreement. Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into investment sub-advisory contracts (“Sub-Advisory Agreements”) and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of Variable Contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to the Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolio’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolio’s assets; (iii) when appropriate, allocate and reallocate the Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolio’s investment objectives, policies and restrictions.

ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to the Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the Portfolio or by ING Investments on 60-days’ written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Advisory Fee
ING LifeStyle Conservative Portfolio	0.14%

Total Advisory Fees Paid

Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no fees were paid by that Portfolio to ING Investments under the Investment Advisory Agreement for the fiscal year ended December 31, 2006.

ASSET ALLOCATION COMMITTEE

An Asset Allocation Committee of ING Investments reviews the allocation of the Portfolio’s assets. The Asset Allocation Committee is responsible for the day-to-day management of the Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.

The Asset Allocation Committee consists of the following persons:  William A. Evans, CFA and Michael J. Roland.

William A. Evans, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

Michael J. Roland has been Executive Vice President, ING Funds since 2002 and Executive Vice President, ING Investments, LLC, since 2001. Mr. Roland has been with ING since June of 1998 and has held various positions within ING relating to ING’s mutual funds administration.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of  December 31, 2006:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
William A.Evans	3	$1,626,737,321	0	$0	0	$0
Michael J.Roland	3	$1,626,737,321	0	$0	0	$0

* There were no accounts for which the advisory fee is based on performance.

Potential Conflicts of Interest

Potential conflicts of interest may arise in the Asset Allocation Committee Members’ management of the Portfolio. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investments’ or an affiliate’s interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio’s interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

Compensation Structure of Asset Allocation Members

An Asset Allocation Committee Member’s compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual’s performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolio and the performance of the Portfolio may be a factor in a Member’s job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep’s Pension and Retirement Plans, which are available generally to all salaried employees.

Asset Allocation Members’ Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each committee member as of December 31, 2006, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

Asset Allocation Committee Member	Dollar Range of Portfolio Shares Owned

William A. Evans, CFA	$0
Michael J. Roland	$0

INFORMATION ABOUT ING INVESTMENT MANAGEMENT, CO.

ING Investment Management Co. (“ING IM”) has also been engaged to act as a consultant to ING Investments. ING IM will perform tactical asset allocation analysis for ING Investments regarding the Portfolio. Both ING IM and ING Investments are indirect, wholly-owned subsidiaries of ING Groep. ING Investments retains sole authority over the allocation of the Portfolio’s assets and the selection of the particular Underlying Funds in which the Portfolio will invest. ING IM’s principal address is 230 Park Avenue, New York, New York 10169. ING IM is paid an annual consulting fee of $200,000.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, Acquired (Underlying) Fund Fees and Expenses, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Portfolio’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of the Portfolio’s average daily net assets, subject to possible recoupment by ING Investments within three years.

Portfolio	ADV Class	Class I	Class S	Service 2
ING LifeStyle Conservative Portfolio	0.74%	0.14%	0.39%	0.54%

The expense limitation agreement provides that the expense limitation shall continue until May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”), an affiliate of ING Investments, serves as Administrator for the Portfolio. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for monitoring the Portfolio’s compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Currently, under the Administration Services Agreement, ING Funds Services receives no compensation for its service to the Portfolio.

DISTRIBUTION OF TRUST SHARES

ING Funds Distributor serves as the Portfolio’s principal underwriter and distributor. ING Funds Distributor’s principal executive offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Funds Distributor is not obligated to sell a specific amount of the Portfolio’s shares. ING Funds Distributor bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by ING Funds Distributor in connection with the distribution or sale of the shares. ING Funds Distributor, like ING Investments, is an indirect, wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, ING Funds Distributor may be deemed to be an affiliate of the Portfolio. ING Investments may, from its own resources, compensate ING Funds Distributor for distribution services provided to the Portfolio.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company (“ING USA”) to serve as investment options for Variable Contracts issued by ING USA. ING Funds Distributor is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company (“Golden American”). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolio to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of the Portfolio into four classes: ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of the Portfolio represent an equal pro rata interest in the Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the ADV Class, Class I, Class S and Service 2 Class shares have the features described below.

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of

0.50% of average daily net assets per annum. ING Funds Distributor has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. ING Funds Distributor has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2009, but in any event, the Trust will notify shareholders if it intends to pay ING Funds Distributor more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are not directly linked to its expenses). The Portfolio, however is not liable for any distribution expenses incurred in excess of the Distribution Fee Paid.

DISTRIBUTION PLAN FOR SERVICE 2 CLASS SHARES

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (“12b-1 Plan”) on behalf of the Service 2 Class shares of the Portfolio.

The 12b-1 Plan provides that the Service 2 Class shares of the Portfolio shall pay a distribution fee (“Distribution Fee”), for distribution services including payments to ING Funds Distributor, the Distributor, at annual rates not to exceed 0.25%, of the average daily net assets of the Portfolio for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The 12b-1 Plan was approved by all of the Trustees, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the 12b-1 Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses). The Service 2 Class shares of the Portfolio, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. The Portfolio’s Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the 12b-1 Plan.

The 12b-1 Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% for the Service 2 Class shares, of the average daily net assets of the Portfolio attributable to an insurance company’s Variable Contract owners during that quarterly period. Expenses payable pursuant to the 12b-1 Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective Variable Contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolio’s shares; (d) obtaining information and providing explanations to Variable Contract owners regarding the Portfolio’s investment objectives and policies and other information about the Portfolio; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts; (f) training sales personnel regarding the Portfolio; (g) personal service and/or maintenance of Variable Contract owners’ accounts with respect to the Portfolio’s accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolio’s shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the 12b-1 Plan. The 12b-1 Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the 12b-1 Plan, cast in-person at a meeting called for that purpose. The 12b-1 Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Portfolio. The 12b-1 Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio. Once terminated, no further payments shall be made under the 12b-1 Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The 12b-1 Plan was adopted because of its anticipated benefit to the Portfolio. These anticipated benefits include increased promotion and distribution of the Portfolio’s shares, an enhancement in the Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

SHAREHOLDER SERVICE PLAN FOR CLASS S AND SERVICE 2 CLASS SHARES

Effective May 24, 2002, the Trust entered into a shareholder service plan (“Shareholder Service Plan”) on behalf of the Class S and Service 2 Class shares of the Trust. Under the Shareholder Service Plan, ING Funds Distributor (the “Shareholder Services Agent”) has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolio and certain other matters pertaining to the Portfolio; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolio, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolio; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Portfolio; and provide such other related services as the Portfolio or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services. In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Shareholder Service Plan, the Shareholder Servicing Agent receives from the Portfolio’s Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily NAVs of the Portfolio’s shares.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN FOR ADV CLASS SHARES

The Trust has adopted a Shareholder Service and Distribution Plan (the “Service and Distribution Plan”) for the ADV Class shares dated May 29, 2003. Under the Plan the Trust may pay to ING Funds Distributor a shareholder service fee (“Service Fee”) at the rate of 0.25% on an annualized basis, of the average daily net assets of the Portfolio’s ADV Class shares. The Service Fee may be used to pay for shareholder services to the Portfolio. The Service and Distribution Plan provides that the ADV Class shares of the Portfolio will pay a Distribution Fee for distribution services, including payments to ING Funds Distributor, at annual rates not to exceed 0.50% of the average daily net assets of the Portfolio for distribution services. The Service and Distribution Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including ING Funds Distributor) and other financial intermediaries and plan administrators (“financial service firms”).

Since the Service Fees and Distribution Fees and not directly tied to expenses, the amount of the Distribution Fees paid by the Portfolio during any year may be more or less than actual expenses incurred pursuant to the Service and Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the “reimbursement variety” (in contrast to “compensation” arrangements by which a distributor’s payments are directly linked to its expenses).

Shareholder services payable under the Service and Distribution Plan include, but are not limited to, the following costs:  (a) acting as the shareholder of record; processing purchase and redemption orders; (b) maintaining participant account records; (c) answering participant questions regarding the Portfolio; (d) facilitating the tabulation of shareholder votes in the event of a meeting; (e) conveying information with respect to Portfolio shares purchased and redeemed and share balances to the Portfolio and service providers; (f) providing shareholder support services; and (g) providing other services to shareholders, plan participants, plan sponsors and plan administrators. ING Funds Distributor may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

The Service and Distribution Plan permits the Portfolio to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, of the average daily net assets of the Portfolio attributable to an insurance company’s variable contract owners during that quarterly period. Expenses payable pursuant to the Service and Distribution Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolio’s shares; (d) obtaining information and providing explanations to variable contract owners regarding the Portfolio’s investment objectives and policies and other information about the Portfolio; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolio; (g) personal service and/or maintenance of variable contract owners’ accounts with respect to the Portfolio’s accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the Portfolio’s shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Service and Distribution Plan. The Service and Distribution Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Service and Distribution Plan, cast in-person at a meeting called for that purpose. The Service and Distribution Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Portfolio. The Service and Distribution Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolio without the approval of a majority of the outstanding shares of the Portfolio. Once terminated, no further payments shall be made under the Service and Distribution Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Service and Distribution plan was adopted because of its anticipated benefit to the Portfolio. These anticipated benefits include increased promotion and distribution of the Portfolio’s shares, an enhancement in the Portfolio’s ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no shareholder servicing and 12b-1 fees were paid by the Portfolio as of that date and no distribution expenses for the costs of promotion and distribution were incurred by the Distributor with respect to the Portfolio.

CODE OF ETHICS

The Portfolio, ING Investments, and ING Funds Distributor have adopted codes of ethics (“Codes of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Portfolio and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale. The Codes of Ethics are intended to prohibit fraud against the Portfolio that may arise from personal trading of securities that may be purchased or held by the Portfolio or the Portfolio’s shares. The Codes of Ethics also prohibit short-term trading of the Portfolio by persons subject to the Codes of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolio’s Compliance Officer or his or her designee and to report all transactions on a regular basis.

DISCLOSURE OF THE PORTFOLIO’S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio post its portfolio holdings schedule on ING Groep’s website on a month-end basis and it is available 30 days after the end of the previous calendar month. The portfolio holdings schedule is as of the last day of the calendar month (e.g., the Portfolio will post its month-end June 30 holdings on July 30).

The Portfolio also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly, and is made available on ING Groep’s website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view on ING Groep’s website, the Portfolio’s portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and VA Contracts.

Other than in regulatory filings or on ING Groep’s website, the Portfolio may provide its portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio’s disclosure of their portfolio holdings may include disclosure:

•              to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•              to financial printers for the purpose of preparing the Portfolio’s regulatory filings, on an as-needed basis;

•              for the purpose of due diligence regarding a merger or acquisition;

•              to a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

•              to rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio’s website;

•              to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;

•              to service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio; or

•              to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption   of portfolio assets and minimal impact on remaining Portfolio’s shareholders.

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information

The Portfolio’s Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolio’s portfolio securities is in the best interests of the Portfolio’s shareholders, including procedures to address conflicts between the interests of the Portfolio’s shareholders, on the one hand, and those of the Portfolio’s adviser, principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolio’s administrator to implement the Board’s policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio’s administrator to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Portfolio’s Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep’s Legal Department. All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio’s Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities. The procedures provide that funds-of-funds, including the Portfolio, will “echo” vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote. The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments’ proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of ING Investments, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (http://www.ingfunds.com) or by accessing the SEC’s EDGAR database (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE(3)

The Advisory Agreement authorizes ING Investments to select the brokers or dealers that will execute the purchase and sale of investment securities for the Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement, ING Investments determines, subject to the instructions of and review by the Portfolio’s Board, which

(3) For purposes of this section, the discussion relating to investment decisions made by the investment adviser with respect to the Portfolio also includes investment decisions made by the sub-adviser with respect to an Underlying Fund. For convenience, only the terms adviser and Portfolio are used.

securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of ING Investments, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, ING Investments is required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm’s risk in positioning a block of securities, and other factors.

ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not ING Investments.

In selecting a broker-dealer, ING Investments will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments makes a good faith determination that the broker commissions paid by the Portfolio is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, ING Investments may cause a Portfolio to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to ING Investments commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of ING Investments. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments may receive research services from broker-dealers with which ING Investments places a Portfolio’s securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments does not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments in advising a Portfolio and other clients, although not all of the research services received by ING Investments will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolio may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolio may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the Financial Industry Regulatory Authority (“FINRA”).

Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that Portfolio’s adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments’ other clients in a manner deemed fair and reasonable by ING Investments. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments, and the results of such allocations, are subject to periodic review by the Board. To the extent the Portfolio seeks to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. The Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of the Portfolio to obtain the best results taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available. The Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolio. By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Because the Portfolio had not commenced operations as of the fiscal year ended December 31, 2006, no commissions were paid by the Portfolio for the fiscal years ended December 31, 2006. As noted above, ING Investments may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING Investments with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio and other clients of ING Investments without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolio as well as shares of other investment companies or accounts managed by ING Investments. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolio.

On occasions when ING Investments deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser), ING Investments, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING Investments in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.

Commission rates in the United States are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

ING Investments may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING Investments where, in the judgment of ING Investments, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer or ING Investments, and if there is in effect a written contract between ING Investments and the Trust expressly permitting the affiliated broker-dealer or ING Investments to receive and retain such compensation. The Agreement provides that ING Investments may retain compensation on transactions effected for the Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or ING Investments by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.”  The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”  The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments as of December  31, 2006:  ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.

Any of the above firms may retain compensation on transactions effected for the Portfolio in accordance with these rules and procedures.

ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolio, and not ING Investments.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Portfolio is known as “portfolio turnover” and may involve the payment by the Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Portfolio cannot accurately predict its turnover rate, however the rate will be higher when the Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolio.

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of the Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of the Portfolio’s shares could be indirectly affected. As a general matter, the Portfolio does not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolio.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See the “Net Asset Value” in the “Information for Investors” section of the Prospectuses. The long-term debt obligations held in the Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days which the NYSE is not open. Consequently, the calculation of an Underlying Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the

Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated,  such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures and other financial instruments purchased by the Underlying Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the Portfolio in advertisements or sales literature. In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the Portfolio will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((a-b)/cd  + 1)^6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) ^n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for the Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500® Index  and the Merrill Lynch U.S. High-Yield BB-B Rated Index, or other indices that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on the Portfolio’s investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING Investments, or the individuals employed by ING Investments who exercise responsibility for the day-to-day management of the Portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING Investments. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that the Portfolio is intended, based upon the Portfolio’s investment objectives.

In the case of Variable Contracts, quotations of yield or total return for the Portfolio will not take into account charges and deductions against any separate accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the separate account will take such charges into account. Performance information for the Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio’s investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

TAXES

Shares of the Portfolio may be offered to Separate Accounts of insurance companies as investment options under Variable Contracts. Shares may also be offered to Qualified Plans outside the Variable Contract and to the Portfolio’s advisers and its affiliates in connection with the creation or management of the Portfolio. Shares will generally not be offered to other investors.

The Portfolio expects to qualify to be taxed as a regulated investment company (“RIC”) under the Code. To qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or net income derived from an interest in a publicly held partnership, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (“Income Requirement”); (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio’s total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the Portfolio qualifies as a RIC and distributes to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

The Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio’s assets that may be represented by any single investment (which includes all securities of the same issuer). Because Section 817(h) and the underlying regulations treat the assets of the Portfolio as assets of the related Separate Account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs. Failure of the Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by Separate Accounts of insurance companies and certain fund managers in connection with the creation or management of the Portfolio (a “Closed Fund”).

If the Separate Account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules for each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if the Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a VLI Contract or a VA Contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a Separate Account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Variable Contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolio satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of the Portfolio. All investment decisions concerning the Portfolio must be made by the sub-adviser for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Variable Contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other Variable Contracts. You should review your Variable Contract’s Prospectus and SAI and you should consult your own tax advisor as to the possible application of the “investor control” doctrine to you.

If the Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio’s available earnings and profits. Owners of Variable Contracts which have invested in such the Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if the Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when the Portfolio’s only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, if the Portfolio does not qualify for this exemption, it intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolio. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the income requirement.

Foreign Investments — Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolio bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolio that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts – Certain Underlying Funds may invest in REITs that hold residual interests in REMICs. Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income  tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolio and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a ‘disqualified organization’ (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolio’s activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

OTHER INFORMATION

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 64 different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust’s shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of the Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio. The Portfolio is diversified.

VOTING RIGHTS

Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for the Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust’s shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders’ communications.

PURCHASE OF SHARES

Shares of the Portfolio may be offered for purchase by Separate Accounts of insurance companies to serve as an investment medium for the Variable Contracts issued by the insurance companies and to certain Qualified Plans, as permitted under the federal tax rules relating to the Portfolio serving as an investment medium for Variable Contracts. Shares of the Portfolio are sold to insurance company Separate Accounts funding both VA Contracts and VLI Contracts and may be sold to insurance company Separate Accounts that are not affiliated. The Trust currently does not foresee any disadvantages to Variable Contract owners or other investors arising from offering the Trust’s shares to Separate Accounts of unaffiliated insurers, Separate Accounts funding both life insurance polices and annuity contracts in certain Qualified Plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board  and insurance companies whose Separate Accounts invest in the Trust are required to monitor events in order to identify any material conflicts between VA Contract owners and variable life policy owners, between Separate Accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company Separate Accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

Shares of the Portfolio are sold at its NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose Separate Account invests in the Trust.

REDEMPTION OF SHARES

Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose Separate Account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in the Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio’s shares.

EXCHANGES

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of the Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable Contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable Variable Contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company Separate Account that invest in the Portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time. In the event that the Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the ING Liquid Assets Portfolio of the Trust or any successor to such portfolio.

CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, NY, 10286, serves as Custodian of the Trust’s securities and cash and is responsible for safekeeping the Trust’s assets and portfolio accounting services for the Portfolio.

TRANSFER AGENT

DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with  with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

Financial statements for the Portfolio for the fiscal year ending December 31, 2007 will be included in the Portfolio’s annual shareholder report and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 366-0066.

APPENDIX A:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc.’s (“Moody’s”) description of its bond ratings:

Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as “upper medium grade obligations.” Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

Moody’s also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor’s Rating Group (“S&P”) description of its bond ratings:

AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

S&P applies indicators “+”, no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY’S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

Moody’s ratings for municipal short-term obligations will be designated Moody’s Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY’S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody’s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P’S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

AAA: Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated “A” has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI: The “CI” rating is reserved for income bonds on which no interest is being paid.

D: Debt rated “D” is in default, and repayment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P’S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P’S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX B: PROXY VOTING PROCEDURES AND GUIDLINES

B-1

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  September 1, 2007

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be

(1)           Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

(2)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

a good faith determination regarding the voting of proxies by the full Board.  Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

(1)           The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the

Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.     Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis,

research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

(1)           Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is Institutional Shareholder Services, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.     Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under the following circumstances:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.     Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.     The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Steve Wastek, Esq.	Counsel, ING Americas US Legal Services

Effective as of May 1, 2007

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.              INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority WITHHOLD has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a “pay for performance” disconnect, as defined by the Agent, generally DO NOT WITHHOLD support from director nominees.  If the Agent has raised other considerations regarding “poor compensation practices,” consider nominees on a CASE-BY-CASE basis.  However, where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD votes from nominees who did not serve on the compensation committee, or board, as applicable, during the majority of the time period relevant to the concerns cited by the Agent.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)   WITHHOLD votes from the fewest directors whose removal would achieve majority independence across the remaining board.

(2)   WITHHOLD votes from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)   Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)   Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)   When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, WITHHOLD support from nominees when the Agent so recommends due to assessment that they acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)   The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)   Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors.  If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

Amendments to Corporate Documents

Unless support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.             Miscellaneous

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Open Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Generally, vote FOR management proposals but AGAINST shareholder proposals, unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.             Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•                  Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•                  Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•                  Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.             Executive and Director Compensation

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•                  Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•                  Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•                  Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance as defined by Agent.

•                  Generally, vote AGAINST plans administered by potential grant recipients.

•                  Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals:

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Golden and Tin Parachutes

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such “parachutes” specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Expensing of Stock Options

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.             State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.          Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.          Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, vote AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.                               Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•                  the opening of the shareholder meeting

•                  that the meeting has been convened under local regulatory requirements

•                  the presence of quorum

•                  the agenda for the shareholder meeting

•                  the election of the chair of the meeting

•                  the appointment of shareholders to co-sign the minutes of the meeting

•                  regulatory filings (e.g., to effect approved share issuances)

•                  the designation of inspector or shareholder representative(s) of minutes of meeting

•                  the designation of two shareholders to approve and sign minutes of meeting

•                  the allowance of questions

•                  the publication of minutes

•                  the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear, vote FOR if the Agent otherwise recommends support.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in other global markets, generally follow Agent’s standards for withholding support from bundled slates or non-independent directors excluding the CEO, as applicable, if the board is non-majority independent or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•                  bundled slates of nominees (e.g., Hong Kong or France);

•                  simultaneous reappointment of retiring directors (e.g., South Africa);

•                  in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•                  nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa).

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.  Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•                  the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•                  culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•                  the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

Retirement Bonuses

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  If the Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason, unless bundled with bonuses for a majority of retirees a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For Toronto (Canada) Stock Exchange issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals that:

•                  exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution assessment is precluded by inadequate disclosure;

•                  provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan);

•                  are administered by potential grant recipients;

•                  permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•                  for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, purchase price and performance criteria;

•                  provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•                  provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•                  allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•                  provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses or vesting upon change in control (other than addressed above), provided the company has provided a reasonable rationale in support of the relevant plan/award, practice or participation.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Reports with unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital, general issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital, and requests to reissue repurchased shares if the related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•                  Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•                  Vote FOR specific proposals to increase authorized capital, unless:

•    the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•   the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•                  Vote AGAINST proposals to adopt unlimited capital authorizations.

•                  The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

Generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends.

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms.

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•                  it is editorial in nature;

•                  shareholder rights are protected;

•                  there is negligible or positive impact on shareholder value;

•                  management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•                  it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•                  the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•                  it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•                  it reduces relevant disclosure to shareholders;

•                  it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•                  it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•                  it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•                  Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•                  Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)           (1)           Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(2)           Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(3)           Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(4)           Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(5)           Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(6)           Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(7)           Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(8)           Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(9)           Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(10)         Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(11)         Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(12)         Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(13)         Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(14)         Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(15)         Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(16)         Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(17)         Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

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(18)         Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(19)         Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(20)         Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(21)         Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(22)         Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(23)         Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(24)         Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(25)         Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(26)         Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(27)         Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(28)         Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(29)         Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING  Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

2

(30)         Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio  (34)

(31)         Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(32)         Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(33)         Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(34)         Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(35)         Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(36)         Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(37)         Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(38)         Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(39)         Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(40)         Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(41)         Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio – Filed herein.

(b)           By-laws  (1)

(c)           Instruments Defining Rights of Security Holders (1)

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(d)           (1)           (A)          Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)            Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007 (35)

(ii)           Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008 (35)

(iii)          Amended Schedule A and Amended Schedule B, effective April 30, 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Franklin Mutual Shares Portfolio (36)

(iv)          Letter Agreement, dated April 30, 2007, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from April 30, 2007 through May 1, 2008 (36)

(v)           Letter Agreement, dated May 1, 2007, to reduce the investment management fees for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Core Equity Portfolio and ING UBS U.S. Allocation Portfolio, for the period from May 1, 2007 through May 1, 2008 (36)

(B)           Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

(i)            First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Second Amendment to Investment Management Agreement, dated August 21, 2003,  between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

(C)           Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

(i)                                     First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)           Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding  ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING LifeStyle, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios - Filed herein.

4

(iii)          Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC  effective as of December 15, 2006 (35)

(D)          Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC  (35)

(i)            Amended Schedule A, effective August 20, 2007, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Focus 5 Portfolio (39)

(E)           Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36)

(2)           Portfolio Management Agreements

(A)          Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

(i)            Schedule A to Portfolio Management Agreement (25)

(ii)           Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

(iii)          Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

(iv)          Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

(v)           Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(B)           Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

(i)            First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(C)           Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

(i)            Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)           First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors

5

Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(D)          Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

(i)            Schedule A and Schedule B Compensation for Services to Series (25)

(ii)           First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

(iii)          Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 (35)

(E)           Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (33)

(i)            Amended Schedule B, effective August, 1, 2006, Compensation for Series (35)

(ii)           Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management Inc and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) (35)

(iii)          First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC dated December 15, 2006 (35)

(F)           Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

(i)            Schedule A  (26)

(ii)           Amended Schedule B, dated April 29, 2005, Compensation for Services to Series (35)

(iii)          Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33)

(iv)          First Amendment to Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006 (37)

(G)           Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)            Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

6

(ii)           Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)          Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)          First Amendment to Amended and Restated Portfolio Management Agreement, dated October 2, 2000, and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(H)                              Portfolio Management Agreement, dated April 30, 2001, between  ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

(i)            Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)           First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(I)            Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

(i)            Schedule A (25)

(ii)           Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

(iii)          Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)          Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (39)

(v)           Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (39)

(J)            Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)            First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005,

7

between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36)

(K)                              Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

(i)            Schedule A (25)

(ii)           First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(iii)          Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

(iv)          Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

(v)           Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

(vi)          Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36)

(vii)         Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(L)           Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

(i)            Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 29, 2005 (33)

(ii)           First Amendment to Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. effective as of December 15, 2006 (36)

(M)         Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

(i)            First Amendment to Amended and Restated Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006 (35)

(N)          Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

8

(i)            First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36)

(O)          Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

(i)            Amended Schedule A, effective August 20, 2007, to the Sub-Advisory Agreement between Directed Services, LLC and ING Investment Management Co. regarding ING Focus 5 Portfolio (39)

(ii)           First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)          Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(P)           Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios (28)

(i)            First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006 (35)

(Q)          Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

(i)            First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 (36)

(R)                               Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

(i)            First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005 (33)

(ii)           Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006 (35)

(S)           Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

(i)            First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006 (35)

(T)           Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

9

(i)            Amended Schedule A Compensation for Services to Series, effective May 11, 2007, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (39)

(ii)           First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(U)          Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i)            First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 (36)

(V)           Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i)            Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii)           First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(W)         Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

(i)            Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 (35)

(ii)           First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

(X)          Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (39)

(Y)          Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)            First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

10

(Z)           Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(i)            Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(AA)       Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

(BB)        Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)            Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii)           First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(3)           (A)          Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)            Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio (36)

(B)           Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

(C)           Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

(D)          Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)            Amended Schedule A, effective August 20, 2007, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC regarding ING Focus 5 Portfolio (39)

(E)           Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

(i)            Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

(e)           (1)           (A)                              Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

11

(i)                                    Amended Schedule A, effective October 17, 2007, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC - Filed herein.

(f)            Not Applicable

(g)           (1)           (A)          Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

(i)                                    Form of Amended Exhibit A, effective October 17, 2007, to the Custody Agreement, dated January 6, 2003, with the Bank of New York - Filed herein.

(B)           Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

(i)                                    Form of Amended Exhibit A, effective October 17, 2007, to the Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York - Filed herein.

(C)           Fund Accounting Agreement, dated January 6, 2003, with Bank of New York (22)

(i)                                     Form of Amended Exhibit A, effective October 17, 2007, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York – Filed herein.

(h)           (1)           (A)          Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)                                    Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(B)           Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

(C)           Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

(D)          Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

(i)                                     Form of Amended Exhibit A, effective October 17, 2007, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 – Filed herein.

(ii)                                  Global Securities Lending Supplement (25)

(2)           (A)          Organizational Agreement for Golden American Life Insurance Company  (1)

(i)                                     Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

12

(ii)           Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

(iii)          Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(iv)          Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(v)           Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)          Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

(vii)         Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(viii)        Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(ix)          Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(x)           Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(xi)          Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)         Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(B)           Organizational Agreement for The Mutual Benefit Life Insurance Company  (2)

(i)            Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(3)           (A)          Settlement Agreement for Golden American Life Insurance Company (1)

(B)           Assignment Agreement for Settlement Agreement (2)

(C)           Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(D)          Assignment Agreement for Settlement Agreement (1)

(4)           (A)          Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

13

(B)           Form of Indemnification Agreement dated October  25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(i)            Form of Schedule A with respect to Indemnification Agreement (25)

(5)           (A)                              Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc. (36)

(B)                               Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(6)           (A)          Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i)                                     Form of Amended and Restated Exhibit A, effective October 17, 2007 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. - Filed herein.

(7)           (A)          Allocation Agreement dated May 24, 2002 – Fidelity Bond (23)

(i)                                     Amended Schedule A with respect to the Allocation Agreement – Blanket Bond (33)

(B)           Allocation Agreement dated May 24, 2002 – Directors & Officers Liability (23)

(i)                                     Amended Schedule A with respect to the Allocation Agreement – Directors and Officers Liability (33)

(C)                                Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36)

(D)                               FT Interactive Data Services Agreement effective as of March 1, 2000 (39)

(i)            Form of Amendment No. 20 to FundRun Schedule of Data Services - Filed herein.

(E)           Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and  Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

(8)           (A)                              Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated  February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)            Amended Schedule A, effective October 17, 2007,  to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust – Filed herein.

14

(B)          Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i)            Amended Schedule A, effective August 20, 2007, to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (39)

(C)          Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(D)          Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36)

(E)           Letter Agreement, dated April 30, 2007, between Directed Services, LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009 (36)

(i)            (1)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

(2)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

(3)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

(4)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

(5)           Opinion and Consent of Dechert LLP regarding legality of the securities being registered with regard to ING FMRSM Earnings Growth,  ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)

(6)           Opinion and Consent of Dechert LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio (27)

(7)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Wells Fargo Small Cap Disciplined Portfolio (29)

(8)           Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Global Real Estate Portfolio (30)

(9)           Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Disciplined Small Cap Value Portfolio, ING EquitiesPlus Portfolio, ING Franklin Income

15

Portfolio, ING FMR Small Cap Equity Portfolio and Adviser Class and Institutional Class shares of the ING LifeStyle Portfolios (33)

(10)         Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(11)         Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Templeton Mutual Shares Portfolio, ING Franklin Templeton Founding Strategy Portfolio, and Service Class shares of ING Stock Portfolio (36)

(12)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to Service 2 Class shares of ING Stock Index Portfolio (38)

(13)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING Focus 5 Portfolio (39)

(14)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING LifeStyle Conservative Portfolio - Filed herein.

(15)         Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING American Funds Bond Portfolio*

(j)            (1)           Consent of Dechert LLP – Filed herein.

(2)           Consent of KPMG LLP – Filed herein.

(k)           Not Applicable

(l)            Initial Capital Agreement (1)

(m)          (1)           (A)                             Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC, dated July 31, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (38)

(ii)           Amended Schedule A, effective October 17, 2007, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares – Filed herein.

(iii)          Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Amended and Restated Distribution Plan for Service 2 Class Shares – Filed herein.

(2)           (A)                              Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36)

(i)            Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (36)

16

(ii)           Letter to ING Investors Trust from ING Funds Distributor, LLC, dated August 20, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING Focus 5 Portfolio (39)

(iii)          Amended Schedule A, effective October 17, 2007, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares – Filed herein.

(iv)          Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio – Filed herein.

(3)           (A)                              ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio (36)

(4)           (A)                              Shareholder Service Plan with ING Investors Trust, effective January 1, 2007 for Service and Service 2 Class Shares  (36)

(i)            Amended Schedule A Schedule of Series, effective October 17, 2007, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC regarding ING ING LifeStyle Conservative Portfolio – Filed herein.

(ii)           Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007 regarding the waiving of service fee payable to ING Funds Distributor, LLC for the Service Class Shares of ING Van Kampen Growth and Income Portfolio (36)

(n)           (1)           (A)                              Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(i)                                     Amended Schedule A, effective October 17, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust – Filed herein.

(o)           Not Applicable

(p)           Codes of Ethics

(1)           ING Investors Trust Code of Ethics (36)

(2)           Fidelity Management & Research Company Code of Ethics (20)

(3)           Janus Capital Corporation Code of Ethics (20)

(4)           ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

(5)           Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

(6)           T. Rowe Price Associates, Inc. Code of Ethics (20)

(7)           AllianceBernstein L.P. Code of Ethics (20)

17

(8)           J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited’s Code of Ethics (7)

(9)           Marsico Capital Management, LLC Code of Ethics (16)

(10)         Capital Guardian Trust Company Code of Ethics (17)

(11)         ING Investment Management LLC Code of Ethics (17)

(12)         Massachusetts Financial Services Company Code of Ethics (17)

(13)         UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

(14)         American Funds Insurance Series Code of Ethics (20)

(15)         ING Investment Management Co. Code of Ethics (36)

(16)         Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

(17)         Evergreen Investment Management Company, LLC Code of Ethics (24)

(18)         OppenheimerFunds Inc. Code of Ethics (25)

(19)         Pioneer Investment Management, Inc. Code of Ethics (26)

(20)         Wells Capital Management, Inc. Code of Ethics (29)

(21)         ING Clarion Real Estate Securities L.P. Code of Ethics (30)

(22)         BlackRock, Inc. Code of Ethics (36)

(23)         Franklin Templeton Investments Code of Ethics (36)

(24)         Julius Baer Investment Management, LLC Code of Ethics *

(25)         Legg Mason Capital Management, Inc. Code of Ethics *

(26)         ING Investment Management Advisors B.V. Code of Ethics (36)

(27)         ClearBridge Advisors Code of Ethics (36)

(28)         Lord, Abbett & Co., LLC Code of Ethics (36)

*              To be filed by subsequent Post-Effective Amendment

(1)                                  Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512

(2)                                  Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512

(3)                                  Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512

18

(4)           Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512

(5)           Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512

(6)           Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512

(7)           Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512

(8)           Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512

(9)           Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512

(10)         Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512

(11)         Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512

(12)         Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001, File No. 33-74190

(13)         Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852

(14)         Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512

(15)         Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512

(16)         Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512

(17)         Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512

(18)         Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512

(19)         Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512

(20)         Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512

(21)         Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512

(22)         Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512

(23)         Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512

(24)         Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512

(25)         Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512

(26)         Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512

19

(27)         Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512

(28)         Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512

(29)         Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512

(30)         Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512

(31)         Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512

(32)         Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512

(33)         Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512

(34)         Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006

(35)         Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007

(36)         Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007

(37)         Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007

(38)         Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007

(39)         Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007

Item 24.                  Persons Controlled by or Under Control with Registrant

ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of October 16, 2007, no affiliated insurance companies owned more than 25% of the Trust’s outstanding voting securities of ING LifeStyle Conservative Portfolio.

A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.                  Indemnification

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING MarketPro Portfolio, ING MarketStyle

20

Portfolios, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios. Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.                  Business and Other Connections of Investment Adviser

Information as to the directors and officers of Directed Services, LLC and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of ING Franklin Templeton Founding Strategy Portfolio, ING LifeStyle Portfolios, ING MarketPro Portfolio, and ING MarketStyle Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Sub-adviser	File Number

AllianceBernstein L.P.	801-56720
BlackRock Financial Management	801-56972
BlackRock Investment Management, LLC	801-56972
ClearBridge Advisors, LLC	801-64710
Capital Guardian Trust Company	801-60145
Eagle Asset Management, Inc.	801-21343
Evergreen Investment Management Company, LLC	801-8327
Fidelity Management & Research Company	801-07884
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
ING Clarion Real Estate Securities L.P.	801-49083
ING Investment Management Co.	801-9046
ING Investment Management Advisors, B.V.	801-40494
Janus Capital Management LLC	801-13991
J.P. Morgan Investment Management Inc.	801-21011
Julius Baer Investment Management, Inc.	801-18766

21

Legg Mason Funds Management, Inc.	801-57714
Lord, Abbett & Co. LLC	801-6997
Marsico Capital Management, LLC	801-54914
Massachusetts Financial Services Company	801-17352
OppenheimerFunds, Inc.	801-8253
Pacific Investment Management	801-48187
Pioneer Investment Management, Inc.	801-8255
Salomon Brothers Asset Management, Inc.	801-32046
Templeton Global Advisors Limited	801-42343
T. Rowe Price Associates, Inc.	801-00856
UBS Global Asset Management (Americas) Inc.	801-34910
Morgan Stanley Investment Management, Inc d/b/a Van Kampen	801-15757
Wells Capital Management, Inc.	801-21122

Item 27.                  Principal Underwriters

(a)                                 ING Funds Distributor, LLC serves as Distributor of Shares of ING Investors Trust.

(b)                                Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)                                 Not Applicable (Underwriter Receives No Compensation)

Item 28.                  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator. The address of each is as follows:

(a)           ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(b)           Directed Services, LLC

1475 Dunwoody Drive

West Chester, PA 19380

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(for American Funds, LifeStyle, MarketStyle, MarketPro, Equities Plus Disciplined Small Cap Value, ING VP Index Plus International Equity and Global Real Estate Portfolios only)

(c)                                  ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

22

(d)           Bank of New York

One Wall Street

New York, NY 10286

(e)           DST Systems, Inc.

P.O. Box 219368

Kansas City, MO 64141

(f)            AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

BlackRock Financial Management, INC

40 E 52nd Street

New York, NY 10022

BlackRock Investment Management, LLC

P.O. Box 9011

Princeton, NJ 08536

Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071

ClearBridge Advisors, LLC

399 Park Ave

New York, NY 10022

Eagle Asset Management, Inc.

880 Carillon Parkway

St. Petersburg, FL 33716

Evergreen Investment Management Company, LLC

200 Berkeley Street

Boston, MA  02116

Fidelity Management & Research Company

82 Devonshire Street

Boston, MA 02109

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403

Franklin Mutual Advisers, LLC

101 John F. Kennedy Pkwy

Short Hills, NJ 07078

ING Clarion Real Estate Securities L.P.

259 N. Radnor Chester Road #205

Radnor, PA  19087

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

23

ING Investment Management Advisors B.V.

Prinses Beatrixlaan 15

The Hague, The Netherlands

Janus Capital Management LLC

100 Fillmore Street

Denver, CO 80206

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

Julius Baer Investment Management LLC

330 Madison Avenue, 12th Floor

New York, NY 10017

Legg Mason Capital Management, Inc.

100 Light Street

Baltimore, MD 21202

Lord, Abbett & Co. LLC

90 Hudson Street

Jersey City, NJ 07302

Marsico Capital Management, LLC

1200 Seventeenth Street, Suite 1300

Denver, CO 80202

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty St.

New York, NY 102–1 - 1008

Pacific Investment Management Company LLC

840 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, NY 10022

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

24

Templeton Global Advisors Limited

Lyford Cay

Nassau, Bahamas

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive

Chicago, IL 60606

Morgan Stanley Investment Management, Inc d/b/a Van Kampen

1221 Avenue of the Americas

New York, NY 10020

Wells Capital Management, Inc.

525 Market Street

San Francisco, CA 94105

(g)           ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Item 29.                  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.                  Undertakings

Not Applicable

25

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 “Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 83 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 16th day of October, 2007.

ING INVESTORS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President and Chief	October 16, 2007
Executive Officer

Todd Modic*	Senior Vice President Chief/Principal Financial Officer & Assistant Secretary	October 16, 2007

Patricia W. Chadwick*	Trustee	October 16, 2007

J. Michael Earley*	Trustee	October 16, 2007

26

Patrick Kenny*	Trustee	October 16, 2007

Sheryl K. Pressler*	Trustee	October 16, 2007

David W.C. Putnam*	Trustee	October 16, 2007

Roger B. Vincent*	Trustee and Chairman	October 16, 2007

John V. Boyer*	Trustee	October 16, 2007

John G. Turner	Trustee	October 16, 2007

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

* Powers of Attorney for Todd Modic, Shaun Mathews, and each Trustee were files as attachments to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A on June 4, 2007 and incorporated herein by reference.

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EXHIBIT INDEX

Exhibit No.	Description
(a)(41)

Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio.

(d)(1)(C)(ii)

Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING LifeStyle, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios.

(e)(1)(A)(i)	Amended Schedule A, effective October 17, 2007, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC.
(g)(1)(A)(i)	Form of Amended Exhibit A, effective October 17, 2007, to the Custody Agreement, dated January 6, 2003, with the Bank of New York.
(g)(1)(B)(i)	Form of Amended Exhibit A, effective October 17, 2007, to the Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York.
(g)(1)(C)(i)	Form of Amended Exhibit A, effective October 17, 2007, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York.
(h)(1)(D)(i)	Form of Amended Exhibit A, effective October 17, 2007, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003.
(h)(6)(A)(i)	Form of Amended and Restated Exhibit A, effective October 15, 2007 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc.
(h)(7)(D)(i)	Form of Amendment No. 20 to FundRun Schedule of Data Services.
(h)(8)(A)(i)	Amended Schedule A, effective October 17, 2007, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust.
(i)(14)	Opinion of Dechert LLP regarding the legality of the securities being registered with regard to ING LifeStyle Conservative Portfolio.
(j)(1)	Consent of Dechert LLP.
(j)(2)	Consent of KPMG LLP.
(m)(1)(A)(ii)	Amended Schedule A, effective October 17, 2007, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares.
(m)(1)(A)(iii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Amended and Restated Distribution Plan for Service 2 Class Shares.

(m)(2)(A)(iii)	Amended Schedule A, effective October 17, 2007, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares.
(m)(2)(A)(iv)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio.

(m)(4)(A)(i)

Amended Schedule A Schedule of Series, effective October 17, 2007, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC regarding ING LifeStyle Conservative Portfolio.

(n)(1)(A)(i)	Amended Schedule A, effective October 17, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust.

28